UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-09221

Community Capital Trust
 (Exact name of registrant as specified in charter)

2500 Weston Road
Suite 101
Weston, FL 33331
 (Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square. Ste. 2000
Philadelphia, PA 19103
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2014

Date of reporting period: November 30, 2013

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.	Reports to Stockholders.

The Semi-Annual Report to Shareholders for the fiscal half-year ended November 30, 2013, pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1), is filed herewith.

COMMUNITY CAPITAL TRUST

CCM ACTIVE INCOME FUND
(THE “FUND”)

November 30, 2013

1

  TABLE OF CONTENTS

Manager’s Discussion & Analysis	2
Fund Profile	3
Expenses	4
Schedule of Investments	5
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	16

2	CCM Active Income Fund

Manager’s Discussion & Analysis

For the six-month period ended November 30, 2013, the CCM Active Income Fund delivered a total return of 2.40%. For the same period, the Standard and Poor’s 500 Index returned 11.91% and the Barclays U.S. Aggregate Bond Index returned -0.56%.

The yield curve steepened during the six-month period ended November 30, 2013. The 10-year Treasury yield increased from 2.13% to 2.75% while the 2-year Treasury note declined from 0.30% to 0.28%. Meanwhile, equity markets reached new all-time highs.

There was encouraging news on the job front as the unemployment rate, which now stands at 7.0%, continues to trend lower. Economic growth, as measured by the U.S. gross domestic product (GDP), is trending higher with a 2.5% annualized growth rate in the second quarter of 2013 and a 3.6% growth rate in the third quarter.

The increased GDP growth rate and downward trend in unemployment have opened the door for the Federal Reserve (the “Fed”) to consider an earlier response to tapering. However, with the yield curve steepening and inflation being a non-factor, the Fed may continue to extend easing measures into 2014.

Total return figures represent past performance and do not indicate future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less that their original cost. Current performance may be higher or lower than the total returns shown. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon as research or investment advice.

Investing involves risk, including possible loss of principal.

The CCM Active Income Fund is distributed by SEI Investments Distribution Co., which is not affiliated with Community Capital Management, Inc.

(Unaudited)	3

Fund Profile November 30, 2013

Top Ten Holdings*
(% of Net Assets)

FNMA Multifamily, 5.51%, 07/01/2024	5.37%
FNMA Multifamily, 5.86%, 01/01/2028	4.84%
FHA Project Loan, 5.00%, 06/01/2035	4.34%
FHA Project Loan, 6.45%, 01/01/2036	3.64%
GNMA Multifamily, 5.78%, 06/16/2032	3.36%
Northeastern Ohio Medical University, 6.73%, 12/01/2030	3.22%
Foot Locker	2.64%
Ryman Hospitality Properties	2.56%
New Jersey State, Economic Development Authority, Ser A2, 6.31%, 07/01/2026	2.53%
Pfizer	2.37%
34.87%

Asset Allocation
(% of Net Assets)

Closed-End Funds	3.31%
Consumer Discretionary	12.18%
Consumer Staples	1.93%
Corporate Bond	1.40%
Energy	9.19%
FGLMC Single Family	0.33%
FHA Project Loan	7.98%
Financials	19.04%
FNMA Multifamily	10.95%
GNMA Multifamily	3.36%
HASC	1.61%
Health Care	5.01%
Industrials	3.58%
Information Technology	7.60%
Materials	4.26%
Money Market Fund	5.08%
Municipal Bond	5.75%
Telecommunication Services	1.26%
Utilities	2.17%
Liabilities in Excess of Other Assets	(5.99)%
100.00%

*	Excludes Short-Term Investments

4	CCM Active Income Fund

Expenses November 30, 2013

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2013 and held for the six-month period ended November 30, 2013.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Expenses Paid During Period* June 1, 2013 Through November 30, 2013
Actual	Institutional Shares	$1,000.00	$1,024.00	$16.13
Hypothetical	Institutional Shares	$1,000.00	$1,009.12	$16.02
(5% return before expenses)

*
Expenses are equal to the annualized expense ratio of 3.18%, including dividend expense and prime broker fees on short sales, for Institutional Shares multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 2.40% for the period June 1, 2013 to November 30, 2013.

(Unaudited)	5

Schedule of Investments November 30, 2013

	Shares	Value
COMMON STOCK - 66.22%
Consumer Discretionary - 12.18%
Belo	1,815	$24,920
Bon-Ton Stores (a)	3,000	53,340
Cooper Tire & Rubber	320	7,872
EnerCare	14,000	132,869
Foot Locker (a)	5,000	194,450
Interpublic Group of Companies (a)	4,000	69,600
Las Vegas Sands	50	3,584
Mac-Gray	800	17,040
Regal Entertainment Group (b)	6,000	116,880
Six Flags Entertainment (a) (b)	4,500	167,445
Stewart Enterprises	1,100	14,575
Whistler Blackcomb Holdings (c)	6,000	92,759
		895,334
Consumer Staples - 1.93%
Anheuser-Busch InBev (a) (d)	1,150	117,426
Harris Teeter Supermarkets	500	24,690
		142,116
Energy - 9.19%
Atlas Pipeline Partners (e)	2,300	80,408
Canadian Oil Sands (b)	7,000	130,958
Emerge Energy Services (e)	3,100	123,814
North Atlantic Drilling	11,000	107,140
Susser Petroleum Partners (a) (b) (e)	4,000	134,600
Williams (b)	2,800	98,616
		675,536
Financials - 19.04%
American International Group (a)	2,500	124,375
Ares Capital (a) (b)	9,000	165,420
Ares Commercial Real Estate (b) (f)	6,000	78,720
CapitalSource	2,200	30,932
Ellington Financial (b) (e)	3,800	87,780
Hudson City Bancorp	1,600	14,944
Investors Real Estate Trust (b) (f)	10,000	88,100
Medical Properties Trust (b) (f)	7,900	104,359
MFA Financial (f)	12,000	87,480
Roma Financial (c)	1,456	28,902
Ryman Hospitality Properties (b) (f)	4,500	188,415
StellarOne	1,027	25,901
Sterling Financial	850	27,752
Thomas Properties Group	2,100	14,511
Virginia Commerce Bancorp (c)	1,250	21,875
Wells Fargo	3,300	145,266
Weyerhaeuser (a) (f)	5,500	165,715
		1,400,447
Health Care - 5.01%
Elan (c) (d)	2,200	39,776
Extendicare	5,000	32,200
Health Management Associates (c)	1,441	18,863
Hi-Tech Pharmacal	500	21,715
Life Technologies	368	27,858
MAKO Surgical (c)	800	23,968
Pfizer (a)	5,500	174,515

The accompanying notes are an integral part of the financial statements.

6	CCM Active Income Fund

	Shares	Value
ViroPharma (c)	600	$29,706
		368,601
Industrials - 3.58%
Edwards Group (c) (d)	800	8,176
Flow International	2,600	10,452
Macquarie Infrastructure (b)	3,000	163,590
Pitney Bowes (a) (b)	3,500	81,095
		263,313
Information Technology - 7.60%
Anaren (c)	500	13,945
Apple (a)	250	139,017
Globecomm Systems (c)	600	8,466
Lender Processing Services	1,228	43,115
Mindspeed Technologies (c)	2,801	14,089
Molex	639	24,691
Oracle (a)	3,300	116,457
QUALCOMM	2,200	161,876
Tokyo Electron (d)	2,750	37,318
		558,974
Materials - 4.26%
International Paper (b)	900	41,985
MeadWestvaco (a) (b)	2,000	70,220
Norbord	2,100	63,508
Olin (b)	5,000	124,150
Zoltek (c)	800	13,384
		313,247
Telecommunication Services - 1.26%
AT&T	2,500	88,025
NTS (c)	2,400	4,704
		92,729
Utilities - 2.17%
National Fuel Gas (b)	2,000	134,960
NV Energy	1,050	24,833
		159,793
TOTAL COMMON STOCK
(Cost $4,539,751)		4,870,090

	Principal Amount
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 22.62%
FGLMC Single Family - 0.33%
1998-2106, 7.88%, 12/15/2028 (g)	$117,100	23,971
FHA Project Loan - 7.98%
034-35272, 5.00%, 06/01/2035 (h)	321,807	319,244
Ridgewood Florida, 6.45%, 01/01/2036 (h)	270,878	267,685
		586,929
FNMA Multifamily - 10.95%
Pool 464523, 5.51%, 07/01/2024	373,888	394,817
Pool 957188, 5.65%, 06/01/2017	47,372	54,248
Pool 464296, 5.86%, 01/01/2028 (b)	361,205	356,234
		805,299
GNMA Multifamily - 3.36%
Pool 2008-59, 5.78%, 06/16/2032 (b)	238,581	247,014
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $1,666,551)		1,663,213

The accompanying notes are an integral part of the financial statements.

(Unaudited)	7

	Principal Amount	Value
MUNICIPAL BONDS - 5.75%
New Jersey - 2.53%
New Jersey State, Economic Development Authority
6.31%, 07/01/2026 (b)	$175,000	$185,729

Ohio - 3.22%
Northeastern Ohio Medical University
6.73%, 12/01/2030 (b)	230,000	236,995

TOTAL MUNICIPAL BONDS
(Cost $416,076)		422,724

MORTGAGE-BACKED OBLIGATION - 1.61%
HASC - 1.61%
2005-I1 2A4, 0.56%, 11/25/2035	235,000	118,367
TOTAL MORTGAGE-BACKED OBLIGATION
(Cost $123,115)		118,367

CORPORATE BOND - 1.40%
Salvation Army
5.68%, 09/01/2031	100,000	102,925

TOTAL CORPORATE BOND
(Cost $101,900)		102,925

	Shares
CLOSED-END FUNDS - 3.31%
DoubleLine Income Solutions Fund	4,000	81,400
PIMCO Dynamic Income Fund	5,600	161,896

TOTAL CLOSED-END FUNDS
(Cost $244,750)		243,296

SHORT-TERM INVESTMENT - 5.08%
Money Market Fund - 5.08%
Dreyfus Treasury Prime Cash Management, 0.00% (i)	373,960	373,960
TOTAL SHORT-TERM INVESTMENT
(Cost $373,960)		373,960

Total Investments (Cost $7,466,103) - 105.99%		7,794,575
Liabilities in Excess of Other Assets, Net - (5.99)%		(440,279)
NET ASSETS - 100.00%		$7,354,296

Footnotes

The following information for the Fund is presented on an income tax basis as of November 30, 2013:

Cost of Investments	$7,466,103
Gross Unrealized Appreciation	358,349
Gross Unrealized Depreciation	(29,877)
Net Unrealized Appreciation	$328,472

The accompanying notes are an integral part of the financial statements.

8	CCM Active Income Fund

	Shares	Value
EXCHANGE TRADED FUNDS SOLD SHORT - (2.14)%
iShares MSCI Brazil Capped ETF	(1,000)	$(46,950)
iShares Russell 2000 Index ETF	(200)	(22,702)
iShares S&P/TSX 60 Index Fund	(4,800)	(87,901)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT
(Proceeds $150,747)		(157,553)

COMMON STOCK SOLD SHORT - (21.27)%
Consumer Discretionary - (3.08)%
Burger King Worldwide	(3,500)	(74,165)
CST Brands	(1,000)	(32,890)
Kohl's	(1,000)	(55,280)
Regis	(4,000)	(63,960)
		(226,295)
Consumer Staples - (2.42)%
Campbell Soup	(2,000)	(77,460)
Sysco	(3,000)	(100,890)
		(178,350)
Financials - (6.57)%
Charles Schwab	(3,000)	(73,440)
Equity Residential (f)	(2,000)	(103,080)
Fidelity National Financial	(800)	(23,256)
Investors Bancorp	(1,260)	(30,328)
M&T Bank	(135)	(15,574)
National Retail Properties (f)	(2,000)	(63,500)
PacWest Bancorp	(625)	(25,712)
Parkway Properties (f)	(803)	(14,687)
Umpqua Holdings	(1,421)	(26,161)
Union First Market Bankshares	(1,001)	(25,836)
United Bankshares	(680)	(22,066)
Ventas (f)	(1,050)	(59,671)
		(483,311)
Health Care - (0.41)%
Community Health Systems	(100)	(4,125)
Perrigo	(169)	(26,346)
		(30,471)
Industrials - (6.57)%
Acuity Brands (c)	(800)	(82,024)
Caterpillar	(2,000)	(169,200)
Deere	(2,100)	(176,904)
USG (c)	(2,000)	(54,780)
		(482,908)
Information Technology - (0.53)%
Applied Materials	(2,234)	(38,648)

Materials - (1.69)%
Aptargroup	(1,100)	(71,412)
Rio Tinto (d)	(1,000)	(53,050)
		(124,462)
TOTAL COMMON STOCK SOLD SHORT
(Proceeds $1,517,866)		$(1,564,445)

Total Securities Sold Short
(Proceeds $1,668,613)		$(1,721,998)

The accompanying notes are an integral part of the financial statements.

(Unaudited)	9

Footnotes

The following information for the Fund is presented on an income tax basis as of November 30, 2013:

Proceeds from Securities Sold Short	$(1,668,613)
Gross Unrealized Appreciation	24,340
Gross Unrealized Depreciation	(77,725)
Net Unrealized Depreciation	$(53,385)

	Contracts	Value
PURCHASED OPTIONS † (c) - 0.28%
GM Call,
Expires 12/21/2013, Strike Price: $39.00	15	$1,380
iShares Russell 2000 Put,
Expires 02/22/2014, Strike Price: $101.00	200	15,200
Outerwall Call,
Expires 01/18/2014, Strike Price: $70.00	15	3,870
Sysco Call,
Expires 12/21/2013, Strike Price: $35.00	10	200
Weyerhaeuser Call,
Expires 01/18/2014, Strike Price: $33.00	18	90

TOTAL PURCHASED OPTIONS
(Cost $39,019)		$20,740

WRITTEN OPTIONS - † (c) (0.34)%
American International Group Call,
Expires 12/21/2013, Strike Price: $50.00	(12)	$(996)
Anheuser-Busch InBev Call,
Expires 12/21/2013, Strike Price: $110.00	(6)	(120)
Apple Call,
Expires 12/21/2013, Strike Price: $570.00	(1)	(758)
Ares Capital Call,
Expires 12/21/2013, Strike Price: $18.00	(90)	(3,960)
Bon-Ton Stores Call,
Expires 12/21/2013, Strike Price: $19.00	(10)	(650)
CST Brands Put,
Expires 12/21/2013, Strike Price: $33.00	(10)	(1,050)
Deere Put,
Expires 12/21/2013, Strike Price: $80.00	(21)	(504)
Foot Locker Call,
Expires 12/21/2013, Strike Price: $38.00	(15)	(2,325)
Expires 12/21/2013, Strike Price: $39.00	(10)	(810)
GM Call,
Expires 12/21/2013, Strike Price: $41.00	(15)	(435)
GM Put,
Expires 12/21/2013, Strike Price: $37.00	(15)	(600)
Interpublic Group of Companies Call,
Expires 12/21/2013, Strike Price: $17.00	(20)	(1,300)
iShares Russell 2000 Put,
Expires 01/18/2014, Strike Price: $105.00	(100)	(3,400)
Kohl's Put,
Expires 12/21/2013, Strike Price: $52.50	(10)	(350)
MeadWestvaco Call,
Expires 12/21/2013, Strike Price: $40.00	(7)	(35)
Oracle Call,
Expires 12/21/2013, Strike Price: $36.00	(11)	(605)

The accompanying notes are an integral part of the financial statements.

10	CCM Active Income Fund

	Contracts	Value
Outerwall Call,
Expires 01/18/2014, Strike Price: $75.00	(15)	$(1,860)
Pfizer Call,
Expires 12/21/2013, Strike Price: $33.00	(10)	(60)
Pitney Bowes Call,
Expires 12/21/2013, Strike Price: $22.00	(10)	(1,450)
Expires 12/21/2013, Strike Price: $24.00	(5)	(175)
Rio Tinto Put,
Expires 12/21/2013, Strike Price: $47.50	(10)	(150)
Six Flags Entertainment Call,
Expires 12/21/2013, Strike Price: $40.00	(10)	(250)
Susser Petroleum Partners Call,
Expires 12/21/2013, Strike Price: $35.00	(10)	(550)
USG Put,
Expires 12/21/2013, Strike Price: $26.00	(20)	(700)
Ventas Put,
Expires 12/21/2013, Strike Price: $60.00	(5)	(2,000)

TOTAL WRITTEN OPTIONS
(Premiums Received $28,220)		$(25,093)

†
For the period ended November 30, 2013, the total amount of all open purchased and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

A list of the open futures contracts held by the Fund at November 30, 2013, is as follows ‡:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Appreciation (Depreciation)
Canadian Currency	(1)	Dec-2013	$2,527
Russell 2000 Index E-MINI	(5)	Dec-2013	(32,271)
S&P 500 Index E-MINI	(10)	Dec-2013	(52,403)
U.S. 10-Year Treasury Note	(11)	Dec-2013	936
			$(81,211)

‡
For the period ended November 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The accompanying notes are an integral part of the financial statements.

(Unaudited)	11

(a)	Underlying security for a written/purchased option.
(b)	All or a portion of this security has been committed as collateral for open short positions.
(c)	Non-income producing security.
(d)	ADR - American Depositary Receipt
(e)	Security considered to be a Master Limited Partnership. At November 30, 2013, these securities amounted to $426,602 or 5.80% of total net assets.
(f)	REIT - Real Estate Investment Trust
(g)	Variable rate security, the coupon rate shown is the effective rate as of November 30, 2013.
(h)
Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at November 30, 2013 is $586,929, which represents 7.98% of total net assets.

(i)	The rate shown is the 7-day effective yield as of November 30, 2013.

ETF — Exchange Traded Fund
FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
HASC — HSI Asset Securitization Corporation Trust
MSCI — Morgan Stanley Capital International
S&P — Standard & Poor’s
TSX — Toronto Stock Exchange

The accompanying notes are an integral part of the financial statements.

12	CCM Active Income Fund

Statement of Assets and Liabilities as of November 30, 2013

Assets:
Investments, at fair value (identified cost — $7,466,103)	$7,794,575
Cash	1,217,566
Foreign currency, at value (cost — $4,684)	4,741
Receivables:
Investment securities sold	74,354
Dividends and interest	39,256
Due from Advisor	6,440
Variation margin	1,553
Options purchased, at value (cost — $39,019)	20,740
Deferred Offering costs	26,513
Prepaid expenses	3,275
Total Assets	$9,189,013
Liabilities:
Payables:
Securities sold short (proceeds — $1,668,613)	$1,721,998
Investment securities purchased	56,992
Distributions to Shareholders	5,697
Administration fees	2,055
Stock loan fees	1,387
Shareholder servicing fees	1,143
Capital shares redeemed	891
Variation margin	600
Dividends on securities sold short	333
Trustees' fees	290
Options written, at value (premiums received — $28,220)	25,093
Other accrued expenses	18,238
Total Liabilities	$1,834,717
Net Assets:	$7,354,296
Net Assets consist of:
Paid-in capital	$7,236,295
Distributions in excess of net investment income	(5,142)
Accumulated net realized loss on investments, securities sold short, options and futures contracts	(55,587)
Net unrealized appreciation on investments and securities sold short	275,087
Net unrealized depreciation on options	(15,152)
Net unrealized depreciation on futures contracts	(81,211)
Net unrealized appreciation on foreign currency translation	6
Net Assets	$7,354,296
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 722,023 shares outstanding)	$7,354,296
Net Asset Value, offering and redemption price per share —
Institutional Shares	$10.19

The accompanying notes are an integral part of the financial statements.

(Unaudited)	13

Statement of Operations for the six month period ended November 30, 2013

Investment Income:
Dividends	$82,747
Interest	56,711
Less: Foreign Taxes Withheld	(1,598)
Total investment income	137,860
Expenses:
Investment advisory fees	31,914
Shareholder servicing fees	6,383
Dividend expense on securities sold short	30,477
Offering costs	23,487
Prime Broker fees	19,749
Professional fees	19,631
Accounting and administration fees	12,522
Custodian fees	8,880
Chief Compliance Officer fees	7,637
Transfer agent fees	4,856
Registration and filing expenses	1,437
Printing fees	582
Trustees' fees	577
Other	2,541
Total expenses	170,673
Less:
Investment advisory fee waiver	(31,914)
Reimbursement from advisor	(37,270)
Net expenses	101,489
Net investment income	36,371
Realized and unrealized gain (loss) on investments:
Net realized gain on investments	62,322
Net realized loss on investment securities sold short	(127,424)
Net realized gain on futures contracts	4,639
Net realized gain on options	1,780
Net realized gain on foreign currency transactions	3,096
Net realized loss	(55,587)
Net change in unrealized appreciation (depreciation) on investments	328,472
Net change in unrealized appreciation (depreciation) on securities sold short	(53,385)
Net change in unrealized appreciation (depreciation) on futures contracts	(81,211)
Net change in unrealized appreciation (depreciation) on options	(15,152)
Net change in unrealized appreciation (depreciation) on foreign currency translation	6
Net change in unrealized appreciation (depreciation)	178,730
Net realized and unrealized gain	123,143
Net increase in net assets resulting from operations:	$159,514

The accompanying notes are an integral part of the financial statements.

14	CCM Active Income Fund

Statements of Changes in Net Assets

	For the Six-Month Period Ended November 30, 2013 (Unaudited)	For the Period Ended May 31, 2013(a)
Operations:
Net investment income	$36,371	$—
Net realized loss on investments	(55,587)	—
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, options and foreign currency translation	178,730	—
Net increase in net assets resulting from operations	159,514	—
Distributions to shareholders from:
Net investment income	(41,513)	—
Total distributions	(41,513)	—
Capital share transactions:
Shares issued	4,954,803	2,250,000
Shares reinvested	32,572	—
Shares redeemed	(1,080)	—
Increase in net assets from capital share transactions	4,986,295	2,250,000
Increase in net assets	5,104,296	2,250,000
Net Assets:
Beginning of period	2,250,000	—
End of period	$7,354,296	$2,250,000
Distributions in excess of net investment income	$(5,142)	$—
Share Transactions:
Shares issued	493,917	225,000
Shares reinvested	3,212	—
Shares redeemed	(106)	—
Increase in shares	497,023	225,000
Shares outstanding at beginning of period	225,000	—
Shares at end of period	722,023	225,000

(a)	Commenced operations May 31, 2013.

The accompanying notes are an integral part of the financial statements.

(Unaudited)	15

Financial Highlights—Per share data (for a share outstanding throughout each period)

	Institutional Shares
	For the Six-Month Period Ended November 30, 2013 (Unaudited)		For the Period Ended May 31, 2013(e)
Net Asset Value, Beginning of Period	$10.00		$10.00
Investment Operations:
Net investment income(a)	0.06		—
Net realized and unrealized gain on investments(a)	0.19		—
Total from investment operations	0.25		—
Distributions from:
Net investment income	(0.06)		—
Total distributions	(0.06)		—
Net Asset Value, End of Period	$10.19		$10.00
Total return(b)	2.40%		0.00%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$7,354		$2,250
Ratio of expenses to average net assets
Before fee waiver and expense reimbursement	5.35	%(c)	n/a
After fee waiver and expense reimbursement(f)	3.18	%(c)	n/a
Ratio of net investment income to average net assets	1.14	%(c)	n/a
Portfolio turnover rate	67	%(d)	n/a

(a)	Based on the average daily number of shares outstanding during the year.
(b)	Returns are for the period indicated and have not been annualized.
(c)	Annualized.
(d)	Not annualized.
(e)	Commenced operations May 31, 2013 with a seed investment of capital from the Advisor and another affiliate.
(f)	Excluding dividend and prime broker fees on securities sold short, the ratio of expenses to average net assets would have been 1.61%.

The accompanying notes are an integral part of the financial statements.

16	CCM Active Income Fund

Notes to Financial Statements November 30, 2013

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (formerly known as The Community Reinvestment Act Qualified Investment Fund) (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and consists of two separate series. The financial statements herein are those of the CCM Active Income Fund (the “Fund”). The Fund is classified as a diversified portfolio under the Act. The Fund offers one class of shares of beneficial interest, which has been designated as Institutional Shares. The Fund commenced investment operations on May 31, 2013. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment adviser. The financial statements of the remaining series of the Trust are not presented herein, but are presented separately. The assets of each series within the Trust are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies.

Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources for reasonableness. The Board of Trustees has approved the Fund’s valuation policies and procedures. Short-term obligations having a remaining maturity of 60 days or less are valued at amortized cost or original cost plus accrued interest, which the Board of Trustees believes represents fair value. At November 30, 2013, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $586,929.

The Fund may hold foreign securities that trade on weekends or other days when the Fund does not price its shares. Therefore, the value of such securities may change on days when shareholders will not be able to purchase or redeem shares.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for

(Unaudited)	17

identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Level 1 inputs are quoted prices in an active market. A Level 1 input will be used unless the Advisor holds a large number of similar assets that are required to be measured at fair value and a quoted price in an active market might be available, but not readily accessible for each of the assets individually; and there has been a significant event after the close of the market.

Level 2 inputs are observable inputs, other than quoted prices. Examples of Level 2 inputs are as follows:

•	Dealer prices for similar assets in active markets

•	Quoted prices for identical or similar assets in non-active markets

•	Inputs other than quoted prices that are observable

•	Inputs that are derived principally from or corroborated by observable market data by correlations or other means

•	Matrix pricing

•	Pricing evaluations provided by independent pricing services

Level 3 inputs are unobservable inputs based primarily upon the Advisor’s assumptions about the assumptions that market participants would use pricing the asset. Unobservable inputs are developed based on the best information available in the circumstances, which may include the Advisor’s own data.

18	CCM Active Income Fund

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at November 30, 2013.

Assets	Level 1	Level 2	Level 3		Total
Common Stock	$4,870,090	$—	$—		$4,870,090
U.S. Government & Agency Obligations	—	1,076,284	586,929		1,663,213
Municipal Bonds	—	422,724	—		422,724
Mortgage—Backed Obligations	—	118,367	—		118,367
Corporate Bond	—	102,925	—		102,925
Closed Ended Funds	243,296	—	—		243,296
Short-Term Investment	373,960	—	—		373,960
Total Assets	$5,487,346	$1,720,300	$586,929	*	$7,794,575

Liabilities	Level 1	Level 2	Level 3		Total
Securities Sold Short
Exchange Traded Funds	$(157,553)	$—	$—		$(157,553)
Common Stock	(1,564,445)	—	—		(1,564,445)
Total Liabilities	$(1,721,998)	$—	$—	*	$(1,721,998)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$20,740	$—	$20,740
Written Options	—	(25,093)	—	(25,093)
Futures**
Unrealized Appreciation	—	3,463	—	3,463
Unrealized Depreciation	—	(84,674)	—	(84,674)
Total Other Financial Instruments	$—	$(85,564)	$—	$(85,564)

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

**	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(Unaudited)	19

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2013	$—
Accrued discounts/premiums	49
Realized gain/(loss)	50
Change in appreciation/(depreciation)	(3,121)
Purchases	600,772
Sales	(10,821)
Transfer into Level 3	—
Transfer out of Level 3	—
Ending balance as of November 30, 2013	$586,929
Change in unrealized gains included in earnings related to securities still held at reporting date	$(3,121)

For the six-month period ended November 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended November 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the six-month period ended November 30, 2013, there have been no significant changes to the Fund’s fair value methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of November 30, 2013. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at November 30, 2013	Valuation Techniques	Unobservable Inputs	Ranges (Average)
FHA Loans	$ 586,929	Matrix Pricing	Structure	2 are out of lockout with higher coupons and a greater likelihood to prepay.

			Coupon	6.45% - 6.95%

			Spread to benchmark	E+793/3month - E+880/3month

			Offered Quotes variance to Mark	-0.18% - 0.09%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

20	CCM Active Income Fund

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of the Fund, investment income, realized and unrealized gains and losses, and expenses are allocated daily to each share based upon the proportion of net assets of each share.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Deferred Offering Costs. Offering costs, including costs of printing the initial prospectus, legal and registration fees, are amortized over twelve months from inception of the Fund. As of November 30, 2013, the amount to be amortized for the Fund was $26,513.

(Unaudited)	21

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Futures Contracts. The Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of November 30, 2013.

Options Written/Purchased. The Fund may invest in financial options contracts to add return or to hedge its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities’ prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a

22	CCM Active Income Fund

realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised.

The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

The Fund employed an active strategy of purchasing and writing options in accordance with its investment strategy. The cost of purchased options and the premiums received for written options that are presented in the Schedule of Investments are representative of the volume of activity during the six-month period ended November 30, 2013.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Written options transactions entered into during the six-month period ended November 30, 2013 are summarized as follows:

	Number of Contracts	Premium
Balance at the beginning of the period	—	$—
Written	(1,168)	(58,468)
Expired	560	21,039
Closing buys	160	9,209
Balance at the end of the period	(448)	$(28,220)

Securities Sold Short. The Fund engages in short sales (selling securities it does not own) as a part of its normal investment activities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Adviser believes a security’s price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. Upon entering into a short position, the Fund records the proceeds as a receivable from prime broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement.

Short sales are collateralized by pledged securities held at the custodian, US Bank N.A. The collateral required is determined daily by reference to the market value of the short positions.

(Unaudited)	23

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Federal Funds Rate plus 75 basis points on the amount of any shortfall in the required cash margin.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations, that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the six-month period ended November 30, 2013 were as follows:

	Shares	Amount
Institutional Shares
Shares issued	493,917	$4,954,803
Shares reinvested	3,212	32,572
Shares redeemed	(106)	(1,080)
Net Increase	497,023	$4,986,295

Transactions in shares of the Fund for the fiscal year ended May 31, 2013 were as follows:

	Shares	Amount
Institutional Shares
Shares issued	225,000	$2,250,000
Net Increase	225,000	$2,250,000

24	CCM Active Income Fund

The transactions in shares issued for the period ended May 31, 2013 relate to contributions from the Advisor and another affiliate.

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments and futures, by the Fund for the six-month period ended November 30, 2013, were as follows:

Purchases:
U.S. Government	$1,924,419
Other	9,794,480
Sales and Maturities:
U.S. Government	$567,585
Other	3,475,370

At November 30, 2013, the cost of securities for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$7,466,103
Gross unrealized appreciation	358,349
Gross unrealized depreciation	(29,877)
Net appreciation on investments	$328,472

Note 4 – DERIVATIVE TRANSACTIONS

Derivative instruments and hedging activities require enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance, and cash flows. The period-end fair values on the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses as disclosed on the Statement of Operations are generally indicative of the volume of the Fund’s derivative activity for the period.

The period-end fair values on the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses as disclosed on the Statement of Operations are generally indicative of the volume of the Fund’s derivative activity for the period.

(Unaudited)	25

The fair value of derivative instruments as of November 30, 2013, was as follows:

	Statement of Assets and Liabilities Location	Asset Derivatives	Liability Derivatives
Currency contracts	Net unrealized appreciation on futures contracts	$2,527	$—
Interest rate contracts	Net unrealized appreciation on futures contracts	936	—
Equity contracts	Net unrealized depreciation on futures contracts	—	(84,674)
	Options purchased, at value/Options written, at value	20,740	(25,093)
		$24,203	$(109,767)

The effect of derivative instruments on the Statement of Operations for the six-month period ended November 30, 2013, was as follows:

The amount of realized and unrealized gain (loss) on derivatives:

	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Total
Commodity contracts Futures Contracts	$9,775	$—	$9,775
Currency contracts Futures Contracts	—	2,527	2,527
Interest rate contracts Futures Contracts	—	936	936
Equity contracts Futures Contracts	(5,136)	(84,674)	(89,810)
Options	1,780	(15,152)	(13,372)
	$6,419	$(96,363)	$(89,944)

In accordance with Accounting Standards Update (“ASU”) 2013-01, Balance Sheet (Topic 210), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, the Fund is required to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

26	CCM Active Income Fund

The following table summarizes the disclosure requirements of ASU 2013-01:

Offsetting the Financial Assets and Derivative Assets

As of November 30, 2013				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
JPMorgan	1,553	(600)	—	—	—	953
Total	1,553	(600)	—	—	—	953

Offsetting the Financial Liabilities and Derivative Liabilities

As of November 30, 2013				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
JPMorgan	(600)	600	—	—	—	—
Total	(600)	600	—	—	—	—

Note 5 – ADVISORY, SUB-ADVISORY AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 1.00% of the Fund’s average daily net assets. For the six-month period ended November 30, 2013, the Advisor was entitled to receive advisory fees of $31,914.

The Board of Trustees of the Trust has approved Badge Investment Partners LLC (the “Sub-Advisor”) to provide sub-advisory services with respect to the Fund pursuant to a Sub-Advisory Agreement between the Advisor and Sub-Advisor. The Advisor pays the Sub-Advisor out of the advisory fee the Advisor receives for managing the Fund. The Advisor provides certain support services to the Sub-Advisor in return for a portion of the Sub-Advisor’s gross revenue.

The Trust has adopted a Services Plan with respect to the Fund’s Institutional Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Institutional Shares of the Fund in consideration for

(Unaudited)	27

payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Institutional Shares beneficially owned by such customers. The Fund will limit fees to an aggregate fee of not more than 0.20% under the Services Plan for personal liaison and administrative support services through May 31, 2014. For the six-month period ended November 30, 2013, the Fund incurred expenses under the Services Plan of $6,383.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2014 to the extent total annualized expenses (excluding acquired fund fees and expenses and short sale dividend expenses) exceed 1.60% of the average daily net assets of the Institutional Shares. The Advisor may not recoup waived fees and reimbursed expenses.

The President, Treasurer and Chief Compliance Officer of the Fund are affiliated with the Advisor.

Note 6 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Note 7 – CONCENTRATION/RISK

The Fund, in pursuing its investment objective, is subject to risks. The following is a summary of certain of the risks, and a more complete list can be found in the Fund’s most recent prospectus:

Arbitrage or Fundamental Risk: Employing arbitrage strategies has the risk that anticipated opportunities do not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds failed trades.

Commodities Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity—linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

28	CCM Active Income Fund

Counterparty Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Derivatives Risk: The use of derivative instruments exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include forward contracts, futures contracts, options (both written and purchased), swaps and options on futures and swaps. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

Leverage Risk: The Fund may make investments in futures contracts, swaps and other derivative instruments. The futures contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Short Sale Risk: Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may also cause the Fund to have higher expenses than those of other funds.

Note 8 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Effective as of January 16, 2014, the name of the Fund has been changed to CCM Alternative Income Fund.

(Unaudited)	29

Proxy Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

N-Q Filings

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for its first and third fiscal quarters on Form N-Q which would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the appropriate quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 800-732-0330 for information on the operation of the Public Reference Room).

THIS PAGE INTENTIONALLY LEFT BLANK.

Administrator and Transfer Agent:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996

Independent Auditors:
Grant Thornton LLP
60 Broad Street
New York, NY 10004

Custodian:
U.S. Bank, National Association
50 South 16th Street
Suite 2000
20th Floor
EX-PA-WBSP
Philadelphia, PA 19102

Board of Trustees:
John E. Taylor, Chairman of the
Board of Trustees
Burton Emmer, Trustee
Heinz Riehl, Trustee
Irvin M. Henderson, Trustee
Robert O. Lehrman, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331
954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccmactiveincome.com

COMMUNITY CAPITAL TRUST

THE COMMUNITY
REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
(THE “FUND”)

November 30, 2013

(Unaudited)	1

TABLE OF CONTENTS

Manager’s Discussion & Analysis	2
Fund Profile	3
Expenses	4
Schedule of Investments	5
Statement of Assets and Liabilities	25
Statement of Operations	26
Statements of Changes in Net Assets	27
Financial Highlights	29
Notes to Financial Statements	32

2	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Manager’s Discussion & Analysis

For the six-month period ended November 30, 2013, the CRA Share Class delivered a total return of -1.35%, the Institutional Share Class delivered a total return of -1.22% and the Retail Share Class delivered a total return of -1.30%. For the same period, the Barclays U.S. Aggregate Bond Index returned -0.56%.

The yield curve steepened during the six-month period ended November 30, 2013. The 10-year Treasury yield increased from 2.13% to 2.75% while the 2-year Treasury note declined from 0.30% to 0.28%.

There was encouraging news on the job front as the unemployment rate, which now stands at 7.0%, continues to trend lower. Economic growth, as measured by the U.S. gross domestic product (GDP), is trending higher with a 2.5% annualized growth rate in the second quarter of 2013 and a 3.6% growth rate in the third quarter of 2013.

The increased GDP growth rate and downward trend in unemployment have opened the door for the Federal Reserve (the “Fed”) to consider an earlier response to tapering. However, with the yield curve steepening and inflation being a non-factor, the Fed may continue to extend easing measures into 2014.

We welcome the opportunity to continue to serve you and to expand the positive impact of community development investing.

Total return figures represent past performance and do not indicate future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total returns shown. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon as research or investment advice.

Investing involves risk, including possible loss of principal. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise.

The Community Reinvestment Act Qualified Investment Fund is distributed by SEI Investments Distribution Co., which is not affiliated with Community Capital Management, Inc.

(Unaudited)	3

Fund Profile November 30, 2013

Top Ten Holdings*
(% of Net Assets)

GNMA Multifamily, 2.25%, 09/16/2052	1.43%
GNMA Multifamily, 4.85%, 08/15/2055	1.17%
FNMA Single Family, 5.00%, 07/01/2040	1.10%
FNMA Multifamily, 2.45%, 09/01/2022	0.92%
GNMA Single Family, 4.50%, 08/20/2041	0.90%
FNMA Single Family, 4.50%, 08/01/2040	0.86%
GNMA Multifamily, 3.82%, 03/15/2049	0.77%
FNMA Multifamily, 2.77%, 11/01/2017	0.77%
GNMA Multifamily, 2.04%, 11/15/2052	0.75%
GNMA Single Family, 5.00%, 06/20/2040	0.71%
9.38%

Asset Allocation
(% of Net Assets)

Certificates of Deposit	0.10%
Corporate Bonds	0.41%
FGLMC Single Family	1.81%
FHA Project Loans	0.91%
FNMA Multifamily	22.62%
FNMA Single Family	14.98%
GNMA Multifamily	26.26%
GNMA Single Family	8.25%
HUD	0.89%
Miscellaneous Investments	0.17%
Money Market Fund	2.69%
Municipal Bonds	21.32%
Small Business Administration	3.48%
Small Business Administration Participation Certificates	0.01%
USDA Loan	0.03%
Liabilities in Excess of Other Assets	(3.93)%
100.00%

*	Excludes Short-Term Investments

4	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Expenses November 30, 2013

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees, distribution (12b-1) fees (CRA Shares and Retail Shares only) and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2013 and held for the six-month period ended November 30, 2013.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Expenses Paid During Period* June 1, 2013 Through November 30, 2013
Actual	CRA Shares	$1,000.00	$986.50	$4.63
	Institutional Shares	1,000.00	987.80	2.39
	Retail Shares	1,000.00	987.00	4.13
Hypothetical	CRA Shares	$1,000.00	$1,020.41	$4.71
(5% return before expenses)	Institutional Shares	1,000.00	1,022.66	2.43
	Retail Shares	1,000.00	1,020.91	4.20

*
Expenses are equal to the annualized expense ratios of 0.93%, 0.48%, and 0.83% for CRA Shares, Institutional Shares and Retail Shares, respectively, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (1.35)%, (1.22)% and (1.30)% for the period June 1, 2013 to November 30, 2013 for CRA Shares, Institutional Shares and Retail Shares, respectively.

(Unaudited)	5

Schedule of Investments November 30, 2013

	Principal Amount	Value
CORPORATE BONDS - 0.41%
Salvation Army
5.44%, 09/01/2015	$370,000	$395,356
5.50%, 09/01/2018	1,375,000	1,534,748
5.64%, 09/01/2026	4,400,000	4,633,200
TOTAL CORPORATE BONDS (Cost $6,120,700)		6,563,304

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 79.24%
FGLMC Single Family - 1.81%
Pool Q16506, 3.00%, 02/01/2043	1,039,823	1,000,272
Pool Q06793, 3.50%, 03/01/2042	446,467	449,779
Pool Q07121, 3.50%, 04/01/2042	1,547,438	1,558,784
Pool Q07147, 3.50%, 04/01/2042	1,479,684	1,490,533
Pool Q07398, 3.50%, 04/01/2042	1,445,590	1,456,189
Pool Q07899, 3.50%, 05/01/2042	766,434	772,054
Pool Q08196, 3.50%, 05/01/2042	610,353	614,828
Pool Q08758, 3.50%, 06/01/2042	864,129	870,557
Pool Q09142, 3.50%, 06/01/2042	1,423,933	1,434,374
Pool Q09347, 3.50%, 07/01/2042	1,177,668	1,186,303
Pool A95574, 4.00%, 12/01/2040	250,993	261,417
Pool A97097, 4.00%, 02/01/2041	558,917	581,298
Pool A97712, 4.00%, 03/01/2041	785,535	818,820
Pool Q03658, 4.00%, 10/01/2041	661,756	688,390
Pool Q04226, 4.00%, 10/01/2041	348,308	362,284
Pool A91363, 4.50%, 03/01/2040	824,660	878,722
Pool A91756, 4.50%, 03/01/2040	668,507	715,538
Pool A92905, 4.50%, 06/01/2040	506,057	542,044
Pool A93467, 4.50%, 08/01/2040	428,340	458,784
Pool Q01597, 4.50%, 05/01/2041	722,444	769,876
Pool Q02377, 4.50%, 07/01/2041	299,449	319,139
Pool A68734, 5.00%, 07/01/2037	24,016	25,891
Pool A78734, 5.00%, 06/01/2038	99,588	107,361
Pool A91364, 5.00%, 03/01/2040	648,128	699,779
Pool A91757, 5.00%, 04/01/2040	518,226	559,372
Pool A92906, 5.00%, 07/01/2040	690,312	751,876
Pool A56707, 5.50%, 01/01/2037	135,152	146,456
Pool A58653, 5.50%, 03/01/2037	698,941	760,481
Pool A60749, 5.50%, 05/01/2037	123,547	133,917
Pool A68746, 5.50%, 10/01/2037	235,628	255,335
Pool A69361, 5.50%, 11/01/2037	219,371	237,719
Pool A76192, 5.50%, 04/01/2038	431,593	473,257
Pool A76444, 5.50%, 04/01/2038	540,544	590,351
Pool A78742, 5.50%, 06/01/2038	2,211,627	2,396,604
Pool A83074, 5.50%, 11/01/2038	218,731	237,025
Pool G06072, 6.00%, 06/01/2038	1,683,188	1,859,481
Pool G06073, 6.50%, 10/01/2037	1,730,908	1,954,445
		28,419,335
FHA Project Loans - 0.91%
023-98141, 6.00%, 03/01/2047 (a)	3,084,874	3,120,729
St. Michael, 6.20%, 09/01/2050 (a)	5,819,780	5,975,622
Canton, 6.49%, 06/01/2046 (a)	4,704,158	4,770,675
034-35271, 6.95%, 06/01/2035 (a)	324,694	322,109

The accompanying notes are an integral part of the financial statements.

6	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal Amount	Value
Reilly 130, 7.43%, 08/25/2021 (a)	$148,267	$148,270
		14,337,405
FNMA Multifamily - 22.62%
Pool AM4701, 0.66%, 11/01/2023 (b)	8,255,000	8,266,000
Pool 469489, 0.87%, 11/01/2018 (b)	1,934,435	1,940,381
Pool AM1758, 1.69%, 12/01/2019	4,829,145	4,709,890
Pool AM2208, 1.81%, 01/01/2020	1,477,876	1,448,220
Pool 471480, 1.93%, 06/01/2017	3,406,382	3,474,659
Pool AM1082, 2.21%, 10/01/2019	5,125,189	5,231,099
Pool 471510, 2.29%, 06/01/2019	4,880,975	4,954,886
Pool AM1363, 2.29%, 11/01/2022	2,407,590	2,281,058
Pool AM2024, 2.30%, 01/01/2023	6,302,635	6,006,632
Pool AM2274, 2.31%, 01/01/2023	1,972,165	1,863,962
Pool AM1114, 2.34%, 11/01/2022	6,532,723	6,213,850
Pool AM0344, 2.41%, 08/01/2022	5,970,088	5,732,214
Pool 470149, 2.42%, 02/01/2019	4,600,000	4,720,767
Pool AM3179, 2.42%, 04/01/2023	8,166,535	7,951,856
Pool 471584, 2.43%, 06/01/2019	6,372,000	6,518,093
Pool AM0671, 2.45%, 09/01/2022	14,487,647	14,514,498
Pool AM1718, 2.46%, 02/01/2023	987,774	966,583
Pool AM2198, 2.48%, 01/01/2023	2,305,144	2,219,761
Pool AM2686, 2.51%, 03/01/2023	3,936,727	3,764,446
Pool 469632, 2.56%, 12/01/2018	3,777,132	3,907,413
Pool AM3905, 2.57%, 07/01/2018	625,218	648,225
Pool 471826, 2.65%, 10/01/2022	3,656,190	3,558,714
Pool 471831, 2.65%, 10/01/2022	5,673,229	5,521,978
Pool 469239, 2.69%, 10/01/2018	7,695,253	8,020,978
Pool AM0043, 2.71%, 07/01/2022	4,037,513	3,963,371
Pool 469829, 2.72%, 12/01/2018	2,035,816	2,119,411
Pool 466487, 2.77%, 11/01/2017	11,568,090	12,159,581
Pool 468194, 2.80%, 06/01/2016	4,454,791	4,672,511
Pool 466009, 2.84%, 09/01/2017	5,692,052	5,998,078
Pool 471460, 2.88%, 06/01/2022	1,710,882	1,699,162
Pool 471334, 2.89%, 05/01/2022	4,876,444	4,854,119
Pool 471204, 2.90%, 05/01/2022	819,440	816,129
Pool 471372, 2.96%, 05/01/2022	2,926,991	2,925,778
Pool AM3663, 2.97%, 07/01/2023	995,244	976,355
Pool 470164, 3.05%, 01/01/2022	8,056,770	8,131,378
Pool 470211, 3.06%, 12/01/2021	4,375,131	4,422,637
Pool 470863, 3.06%, 04/01/2022	1,463,468	1,472,978
Pool 470607, 3.08%, 03/01/2022	779,588	786,473
Pool 470619, 3.10%, 03/01/2022	1,716,136	1,761,643
Pool 470756, 3.12%, 03/01/2022	1,759,525	1,709,460
Pool 471117, 3.12%, 05/01/2022	2,002,346	2,021,083
Pool 471333, 3.12%, 08/01/2022	5,833,045	5,836,214
Pool 469907, 3.18%, 01/01/2022	7,759,845	7,874,201
Pool 469908, 3.18%, 01/01/2022	3,143,129	3,189,449
Pool 470035, 3.36%, 01/01/2022	437,931	445,767
Pool 470414, 3.37%, 01/01/2022	974,792	985,880
Pool 469760, 3.42%, 12/01/2021	4,150,000	4,252,772
Pool 469683, 3.54%, 11/01/2021	4,366,298	4,544,817
Pool 465006, 3.67%, 05/01/2016	1,200,000	1,196,668
Pool 465007, 3.67%, 05/01/2016	5,450,000	5,434,866
Pool AM4667, 3.69%, 11/01/2023	1,200,000	1,234,719
Pool 466856, 3.74%, 12/01/2020	1,778,157	1,888,227

The accompanying notes are an integral part of the financial statements.

(Unaudited)	7

	Principal Amount	Value
Pool AM3096, 3.79%, 05/01/2043	$388,585	$366,456
Pool 469075, 3.82%, 09/01/2021	727,884	770,667
Pool 466973, 3.85%, 01/01/2021	5,438,314	5,807,774
Pool 469548, 3.90%, 11/01/2021	1,717,424	1,825,219
Pool 469094, 3.90%, 09/01/2026	224,828	239,737
Pool 468980, 3.95%, 09/01/2021	775,864	827,994
Pool 468263, 3.98%, 06/01/2021	4,836,083	5,174,689
Pool 468648, 4.00%, 07/01/2021	5,511,756	5,882,654
Pool AM3918, 4.03%, 09/01/2028	3,800,000	3,841,173
Pool 467985, 4.08%, 05/01/2018	1,842,691	2,013,904
Pool AM4154, 4.08%, 08/01/2025	1,069,087	1,118,933
Pool 465585, 4.10%, 07/01/2020	1,052,530	1,142,076
Pool 466934, 4.10%, 01/01/2021	487,166	524,145
Pool 468317, 4.10%, 06/01/2021	2,161,019	2,325,014
Pool AM2974, 4.10%, 04/01/2043	1,175,863	1,133,890
Pool 468410, 4.13%, 06/01/2021	363,736	392,089
Pool 470044, 4.15%, 01/01/2027	2,543,376	2,599,957
Pool 465435, 4.22%, 07/01/2020	455,232	496,653
Pool 467052, 4.23%, 01/01/2021	964,077	1,048,437
Pool 467899, 4.23%, 04/01/2021	454,823	493,219
Pool 469501, 4.28%, 11/01/2029	1,364,831	1,375,069
Pool 467460, 4.33%, 04/01/2021	771,727	841,688
Pool 464304, 4.36%, 01/01/2020	3,122,532	3,399,227
Pool 463873, 4.38%, 11/01/2019	432,789	476,622
Pool 464855, 4.38%, 04/01/2020	939,231	1,034,559
Pool 464772, 4.41%, 03/01/2020	1,865,044	2,055,937
Pool 464223, 4.44%, 01/01/2020	776,334	857,321
Pool 467315, 4.46%, 02/01/2021	9,650,444	10,611,090
Pool 468947, 4.52%, 09/01/2026	1,265,479	1,305,550
Pool 467732, 4.57%, 04/01/2021	288,410	314,596
Pool 465256, 4.65%, 06/01/2020	2,040,117	2,270,546
Pool 469625, 4.68%, 11/01/2041	2,490,323	2,347,813
Pool 464133, 4.85%, 01/01/2025	2,101,360	2,264,170
Pool 387659, 4.88%, 12/01/2015	843,116	896,934
Pool 387273, 4.89%, 02/01/2015	854,782	880,851
Pool 387560, 4.98%, 09/01/2015	434,232	456,663
Pool 387517, 5.02%, 08/01/2020	653,531	711,614
Pool 463944, 5.06%, 12/01/2024	2,069,905	2,151,116
Pool 873236, 5.09%, 02/01/2016	528,326	563,757
Pool 466907, 5.13%, 03/01/2026	410,935	450,640
Pool 387215, 5.19%, 01/01/2023	465,132	516,072
Pool 465394, 5.20%, 03/01/2026	553,019	601,256
Pool 385993, 5.23%, 04/01/2021	3,773,213	4,185,601
Pool 958128, 5.25%, 01/01/2019	494,226	551,109
Pool 463895, 5.25%, 10/01/2025	3,291,758	3,552,301
Pool 468996, 5.27%, 06/01/2029	1,208,929	1,333,071
Pool 468520, 5.29%, 01/01/2028	1,441,355	1,588,182
Pool 387349, 5.31%, 04/01/2020	1,325,744	1,475,293
Pool 958081, 5.36%, 01/01/2019	3,063,318	3,398,919
Pool 873470, 5.42%, 03/01/2016	1,551,671	1,665,120
Pool 464523, 5.51%, 07/01/2024	1,083,490	1,144,142
Pool 874487, 5.52%, 05/01/2025	525,687	587,209
Pool 463144, 5.54%, 08/01/2024	1,503,061	1,579,402
Pool 873550, 5.55%, 04/01/2024	239,820	273,225
Pool 463000, 5.58%, 08/01/2021	1,291,078	1,434,172

The accompanying notes are an integral part of the financial statements.

8	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal Amount	Value
Pool 467505, 5.66%, 03/01/2023	$846,500	$850,177
Pool 874481, 5.75%, 04/01/2022	3,660,019	4,142,560
Pool 463507, 5.76%, 03/01/2027	3,493,358	3,793,499
Pool 464296, 5.86%, 01/01/2028	1,938,472	1,911,793
Pool 873731, 5.88%, 07/01/2023	1,274,489	1,433,093
Pool 465990, 5.94%, 07/01/2027	481,315	536,638
Pool 387005, 5.95%, 06/01/2022	367,935	398,080
Pool 873949, 5.95%, 09/01/2024	1,320,004	1,458,933
Pool 463657, 5.96%, 10/01/2027	1,156,913	1,245,734
Pool 463839, 5.96%, 11/01/2027	684,296	736,979
Pool 873679, 6.10%, 06/01/2024	463,542	523,669
Pool 467914, 6.10%, 04/01/2041	536,446	604,936
Pool 463997, 6.12%, 12/01/2027	982,154	1,060,923
Pool 958614, 6.22%, 04/01/2027	378,514	428,049
Pool 464836, 6.23%, 03/01/2028	1,763,073	1,906,783
Pool 465259, 6.29%, 04/01/2028	1,299,960	1,517,770
Pool 385229, 6.33%, 09/01/2017	1,130,055	1,252,490
Pool 465260, 6.33%, 06/01/2028	1,593,822	1,749,522
Pool 464254, 6.34%, 11/01/2027	2,573,919	2,753,292
Pool 464969, 6.34%, 04/01/2028	2,612,076	2,950,997
Pool 464890, 6.37%, 04/01/2028	1,489,067	1,611,274
Pool 874736, 6.43%, 10/01/2025	463,816	502,482
Pool 464632, 6.50%, 02/01/2028	499,653	492,334
Pool 465588, 6.55%, 07/01/2028	604,187	711,509
Pool 466756, 6.59%, 12/01/2028	1,836,719	1,955,624
Pool 464473, 6.60%, 02/01/2040	1,094,541	1,265,856
Pool 464573, 6.72%, 02/01/2040	2,285,375	2,780,154
Pool 466595, 6.78%, 11/01/2025	3,754,755	4,130,194
Pool 469854, 8.26%, 12/01/2026	1,625,098	1,904,772
		355,595,523
FNMA Single Family - 14.98%
Pool AB5779, 3.00%, 07/01/2042	1,203,354	1,162,270
Pool AB6333, 3.00%, 09/01/2042	5,868,712	5,668,349
Pool AP7482, 3.00%, 09/01/2042	2,541,820	2,455,040
Pool AP9712, 3.00%, 09/01/2042	2,623,827	2,534,247
Pool AB6817, 3.00%, 10/01/2042	369,361	356,751
Pool AB7486, 3.00%, 12/01/2042	3,446,605	3,328,935
Pool AR5591, 3.00%, 01/01/2043	2,457,929	2,374,013
Pool AB8571, 3.00%, 02/01/2043	6,178,084	5,967,159
Pool AR1739, 3.00%, 02/01/2043	1,054,226	1,018,234
Pool AR5912, 3.00%, 02/01/2043	1,061,144	1,024,916
Pool AT2117, 3.00%, 03/01/2043	1,804,381	1,742,778
Pool AT0316, 3.00%, 04/01/2043	2,541,892	2,455,109
Pool AT1980, 3.00%, 04/01/2043	3,817,322	3,686,996
Pool AT1983, 3.00%, 04/01/2043	6,848,379	6,614,570
Pool AT5610, 3.00%, 04/01/2043	2,987,179	2,885,195
Pool AB9496, 3.00%, 05/01/2043	1,941,508	1,875,224
Pool AR6415, 3.00%, 05/01/2043	1,840,893	1,778,044
Pool AT0343, 3.00%, 05/01/2043	1,477,194	1,426,761
Pool AT5681, 3.00%, 05/01/2043	1,046,168	1,010,451
Pool AK2387, 3.50%, 02/01/2042	916,714	924,959
Pool AK6706, 3.50%, 03/01/2042	2,384,019	2,405,461
Pool AO0836, 3.50%, 05/01/2042	2,278,303	2,298,794
Pool AO3210, 3.50%, 06/01/2042	827,526	834,969
Pool AO8024, 3.50%, 07/01/2042	4,365,150	4,404,411

The accompanying notes are an integral part of the financial statements.

(Unaudited)	9

	Principal Amount	Value
Pool AP2097, 3.50%, 08/01/2042	$471,954	$476,199
Pool AS0092, 3.50%, 07/01/2043	3,509,970	3,541,539
Pool AU1769, 3.50%, 08/01/2043	2,694,374	2,718,608
Pool AC1837, 4.00%, 08/01/2039	463,710	484,303
Pool AE5434, 4.00%, 10/01/2040	782,853	816,999
Pool AE9905, 4.00%, 10/01/2040	606,324	632,686
Pool AE7634, 4.00%, 11/01/2040	974,911	1,017,402
Pool AE7705, 4.00%, 11/01/2040	625,422	652,638
Pool AE8205, 4.00%, 11/01/2040	417,561	435,738
Pool AE8779, 4.00%, 12/01/2040	141,630	147,765
Pool AH0540, 4.00%, 12/01/2040	135,595	141,472
Pool AH2978, 4.00%, 01/01/2041	694,285	724,603
Pool AH2979, 4.00%, 01/01/2041	419,707	438,632
Pool AH5274, 4.00%, 01/01/2041	1,508,227	1,573,505
Pool AH5643, 4.00%, 01/01/2041	743,863	776,942
Pool AH5665, 4.00%, 02/01/2041	1,278,358	1,335,152
Pool AH5670, 4.00%, 02/01/2041	847,101	883,976
Pool AH5671, 4.00%, 02/01/2041	936,762	977,649
Pool AH5672, 4.00%, 02/01/2041	473,559	494,249
Pool AH6770, 4.00%, 03/01/2041	761,557	794,556
Pool AH7282, 4.00%, 03/01/2041	932,491	973,311
Pool AH8877, 4.00%, 04/01/2041	422,715	441,760
Pool AI0124, 4.00%, 04/01/2041	1,127,212	1,176,214
Pool AI9871, 4.00%, 09/01/2041	1,565,152	1,633,392
Pool AJ3460, 4.00%, 09/01/2041	610,186	636,888
Pool AJ4024, 4.00%, 10/01/2041	2,534,398	2,644,990
Pool AJ5285, 4.00%, 11/01/2041	3,267,789	3,410,141
Pool AJ7662, 4.00%, 12/01/2041	955,655	997,445
Pool TBA, 4.00%, 12/01/2041	8,520,000	8,887,425
Pool AU9998, 4.00%, 09/01/2043	2,431,145	2,538,128
Pool AS0716, 4.00%, 10/01/2043	6,079,936	6,346,351
Pool AU6713, 4.00%, 10/01/2043	2,552,114	2,663,944
Pool AU6721, 4.00%, 10/01/2043	4,427,979	4,622,006
Pool AU8404, 4.00%, 10/01/2043	1,384,047	1,444,694
Pool AV0191, 4.00%, 10/01/2043	922,595	963,021
Pool AV0214, 4.00%, 10/01/2043	2,749,123	2,869,594
Pool AS0929, 4.00%, 11/01/2043	5,486,201	5,726,610
Pool AU6992, 4.00%, 11/01/2043	1,819,750	1,902,864
Pool AU6999, 4.00%, 11/01/2043	3,007,540	3,139,330
Pool AU7007, 4.00%, 11/01/2043	6,818,479	7,117,265
Pool AS1368, 4.00%, 12/01/2043	5,326,653	5,560,064
Pool AC4095, 4.50%, 09/01/2039	17,857	19,180
Pool 890226, 4.50%, 08/01/2040	12,706,262	13,561,590
Pool AD8493, 4.50%, 08/01/2040	1,325,331	1,421,654
Pool AE3014, 4.50%, 09/01/2040	793,890	847,993
Pool AE7635, 4.50%, 10/01/2040	755,507	807,142
Pool AH5666, 4.50%, 01/01/2041	385,010	410,967
Pool AH5644, 4.50%, 02/01/2041	624,072	669,576
Pool AH6769, 4.50%, 03/01/2041	3,556,731	3,816,034
Pool AH7512, 4.50%, 03/01/2041	940,042	1,008,333
Pool AH8880, 4.50%, 04/01/2041	959,139	1,023,502
Pool AH8881, 4.50%, 04/01/2041	1,526,969	1,638,356
Pool AI0125, 4.50%, 04/01/2041	1,187,202	1,268,642
Pool AI2268, 4.50%, 04/01/2041	1,286,979	1,374,935
Pool AI3491, 4.50%, 06/01/2041	3,594,307	3,840,999

The accompanying notes are an integral part of the financial statements.

10	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal Amount	Value
Pool AI5362, 4.50%, 06/01/2041	$2,676,365	$2,860,252
Pool AI6148, 4.50%, 07/01/2041	1,498,832	1,602,084
Pool AI6155, 4.50%, 07/01/2041	2,962,582	3,166,639
Pool AI8446, 4.50%, 07/01/2041	722,275	770,872
Pool AI8166, 4.50%, 08/01/2041	2,405,511	2,571,139
Pool AI8167, 4.50%, 08/01/2041	2,154,615	2,303,137
Pool AI9872, 4.50%, 09/01/2041	1,634,891	1,747,142
Pool AJ4025, 4.50%, 10/01/2041	1,165,135	1,245,703
Pool AV0226, 4.50%, 10/01/2043	1,491,579	1,600,577
Pool 890230, 5.00%, 07/01/2040	15,847,977	17,247,679
Pool AD8500, 5.00%, 08/01/2040	1,333,887	1,451,806
Pool AH6772, 5.00%, 03/01/2041	296,184	323,791
Pool AH8879, 5.00%, 04/01/2041	1,053,230	1,152,683
Pool AI3492, 5.00%, 06/01/2041	795,942	870,741
Pool AI6154, 5.00%, 07/01/2041	950,063	1,040,035
Pool 890246, 5.50%, 11/01/2038	6,159,493	6,743,991
Pool 890247, 6.00%, 09/01/2038	10,151,963	11,170,775
Pool 886136, 6.50%, 07/01/2036	202,409	224,613
Pool 900106, 6.50%, 08/01/2036	156,538	173,705
Pool 900649, 6.50%, 09/01/2036	185,630	206,031
Pool 901391, 6.50%, 09/01/2036	133,680	148,368
Pool 947771, 6.50%, 09/01/2037	260,242	293,979
		235,618,331
GNMA Multifamily - 26.26%
Pool 2013-73, 0.98%, 12/16/2035	984,041	970,583
Pool 2013-45, 1.45%, 10/16/2040	2,257,578	2,234,995
Pool 2013-30 A, 1.50%, 05/16/2042	2,552,820	2,525,594
Pool 2013-85 A, 1.55%, 09/16/2046	4,116,473	3,952,946
Pool 2013-7 AC, 1.60%, 03/16/2047	8,483,340	8,249,844
Pool 2012-27 A, 1.61%, 07/16/2039	1,342,269	1,332,461
Pool 2012-139 AB, 1.67%, 02/16/2053	447,097	419,731
Pool 2013-118, 1.70%, 06/16/2036	9,152,578	9,121,460
Pool 2013-50, 1.73%, 05/16/2045	4,841,685	4,732,452
Pool 2010-140 A, 1.74%, 02/16/2031	1,983,064	1,990,683
Pool 2013-29 AB, 1.77%, 10/16/2045	4,420,620	4,291,693
Pool 2012-144 AD, 1.77%, 01/16/2053	4,764,651	4,560,252
Pool 2012-99 AE, 1.80%, 02/16/2048	10,159,947	9,732,335
Pool 2013-12 AB, 1.83%, 11/16/2052	315,953	304,255
Pool 2013-72, 1.88%, 05/16/2046	8,069,195	7,844,879
Pool 2012-135 AC, 1.89%, 01/16/2053 (b)	3,590,441	3,420,172
Pool 2012-150 AB, 1.90%, 08/16/2044	245,184	241,774
Pool 2012-150 A, 1.90%, 11/16/2052	570,323	547,062
Pool 2012-120 A, 1.90%, 02/16/2053	6,374,582	6,138,423
Pool 2013-154 A, 1.95%, 02/16/2044	2,495,346	2,496,584
Pool 2013-155 A, 1.95%, 03/16/2044	6,987,824	6,991,011
Pool 763925, 1.97%, 02/15/2036	2,356,098	2,254,112
Pool 2012-83 AB, 1.98%, 05/16/2045	7,123,566	6,928,686
Pool 2013-176 AB, 2.00%, 11/16/2038	1,500,000	1,501,749
Pool 2013-107 A, 2.00%, 05/16/2040	1,486,662	1,483,753
Pool 2013-92 AB, 2.00%, 02/16/2043	1,857,893	1,854,874
Pool 2013-143, 2.00%, 04/16/2043	249,157	249,490
Pool 2013-128 AB, 2.00%, 10/16/2051	4,682,011	4,560,929
Pool 2012-72 AB, 2.03%, 02/16/2046	1,776,962	1,737,742
Pool AA7789, 2.04%, 11/15/2052	12,401,006	11,737,953
Pool 2012-112 AD, 2.09%, 02/16/2053	2,072,644	1,981,499

The accompanying notes are an integral part of the financial statements.

(Unaudited)	11

	Principal Amount	Value
Pool 2011-10 AB, 2.11%, 02/16/2029	$235,671	$235,979
Pool 2012-2 AB, 2.11%, 03/16/2037	7,588,151	7,632,853
Pool 2012-125 AB, 2.11%, 02/16/2053 (b)	4,275,771	4,087,949
Pool AA8477, 2.15%, 01/15/2035	1,392,765	1,383,554
Pool AA8478, 2.15%, 05/15/2035	402,680	399,758
Pool AA8479, 2.15%, 11/15/2035	833,449	824,367
Pool 2012-70 AB, 2.18%, 08/16/2052	1,953,631	1,888,753
Pool 2011-58 A, 2.19%, 10/16/2033	196,901	198,176
Pool 2012-58 B, 2.20%, 03/16/2044	2,200,000	2,061,578
Pool 2013-94 AB, 2.20%, 03/16/2054	616,245	594,374
Pool 2011-16 A, 2.21%, 11/16/2034	348,605	350,092
Pool 2011-31 A, 2.21%, 12/16/2035	2,907,975	2,931,716
Pool 2012-78 AD, 2.22%, 03/16/2044	1,150,000	1,086,540
Pool AC5324, 2.23%, 09/15/2032	3,032,696	2,981,458
Pool 2012-111 AB, 2.25%, 09/16/2052	22,890,001	22,557,341
Pool 2012-100 B, 2.31%, 11/16/2051 (b)	5,700,000	5,019,095
Pool 798583, 2.37%, 08/15/2047	8,418,044	8,253,977
Pool AC3613, 2.39%, 01/15/2048	9,751,627	9,640,694
Pool 2011-42 AC, 2.41%, 05/16/2030	601,683	603,752
Pool 2011-109 A, 2.45%, 07/16/2032	2,042,713	2,057,063
Pool 2011-78 AB, 2.45%, 02/16/2039	3,328,735	3,381,445
Pool 778465, 2.45%, 09/15/2047	4,749,203	4,235,659
Pool AC9553, 2.47%, 02/15/2048	9,915,178	9,502,603
Pool AE4484, 2.50%, 06/15/2048	6,050,177	5,614,484
Pool 2011-161 B, 2.53%, 07/16/2038	2,610,000	2,518,841
Pool 2013-126 A, 2.55%, 07/16/2053 (b)	10,450,092	10,258,176
Pool 591746, 2.63%, 06/15/2048	868,281	840,485
Pool AB8526, 2.65%, 04/15/2054	2,285,000	2,067,732
Pool 2012-53 AE, 2.69%, 03/16/2047 (b)	4,233,106	4,156,288
Pool 2011-64 AD, 2.70%, 11/16/2038	297,979	300,892
Pool 2012-112 B, 2.70%, 01/01/2053	5,535,000	4,948,434
Pool AA1574, 2.73%, 07/15/2032	2,537,824	2,602,764
Pool AC3668, 2.73%, 04/15/2043	6,871,813	6,897,020
Pool 2010-156 AC, 2.76%, 03/16/2039	1,925,000	1,992,995
Pool 779493, 2.79%, 04/15/2052	2,061,845	1,865,706
Pool AE0829, 2.83%, 02/15/2033	631,115	639,411
Pool 2012-35 A, 2.83%, 10/16/2043	202,802	207,324
Pool 2011-6 AC, 2.85%, 12/16/2037	2,900,000	2,975,000
Pool AA2215, 2.87%, 01/15/2054	944,000	907,839
Pool AD6658, 2.97%, 01/15/2036	1,619,907	1,641,162
Pool 2011-27 B, 3.00%, 09/16/2034	495,000	510,252
Pool 2011-86 B, 3.00%, 02/16/2041	1,000,000	1,031,274
Pool 2011-143 A, 3.00%, 07/16/2043	7,549,066	7,792,365
Pool 793935, 3.00%, 05/15/2047	1,710,724	1,723,040
Pool 777721, 3.00%, 07/15/2048	2,193,854	2,110,064
Pool AE4487, 3.10%, 02/15/2047	736,300	714,990
Pool 2012-9 A, 3.22%, 05/16/2039	1,419,422	1,460,846
Pool 2013-171 B, 3.23%, 03/16/2055 (b)	5,100,000	4,712,349
Pool 2009-49 A, 3.44%, 06/16/2034	3,297	3,296
Pool 2010-72 B, 3.46%, 05/16/2036	500,000	518,685
Pool 2009-60 A, 3.47%, 03/16/2035	792,461	798,301
Pool TBA, 3.47%, 02/15/2049 (a)	4,700,000	4,660,609
Pool 777717, 3.50%, 01/15/2033	1,133,680	1,190,913
Pool 2011-164 AB, 3.50%, 04/16/2046 (b)	400,000	418,421
Pool AD8950, 3.51%, 09/15/2048	3,763,099	3,759,674

The accompanying notes are an integral part of the financial statements.

12	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal Amount	Value
Pool AA8513, 3.60%, 03/15/2048	$802,596	$825,373
Pool AD8931, 3.60%, 07/15/2048	2,540,999	2,590,014
Pool AC6851, 3.62%, 08/15/2048	5,071,060	5,103,017
Pool AC6852, 3.62%, 08/15/2048	5,350,128	5,383,844
Pool AC6853, 3.62%, 08/15/2048	4,983,353	5,014,758
Pool 773174, 3.63%, 03/15/2047	1,396,689	1,405,938
Pool 727108, 3.64%, 02/15/2047	1,361,094	1,370,922
Pool AE9650, 3.65%, 08/15/2048	3,091,363	3,173,798
Pool 727996, 3.75%, 01/15/2046	2,880,850	2,914,812
Pool 727998, 3.75%, 01/15/2046	5,111,106	5,171,359
Pool AG0850, 3.75%, 11/15/2048	651,600	659,929
Pool 661706, 3.75%, 12/15/2054	2,486,000	2,418,037
Pool TBA, 3.82%, 03/15/2049 (a)	11,883,000	12,163,451
Pool TBA, 3.85%, 02/01/2049 (a)	1,500,000	1,533,885
Pool 749013, 3.88%, 10/15/2049	489,947	498,031
Pool 776887, 3.95%, 12/15/2041	1,935,539	1,982,154
Pool 793901, 4.00%, 02/15/2042	404,540	413,551
Pool 768250, 4.01%, 08/15/2052	2,556,505	2,612,658
Pool AF8133, 4.12%, 06/15/2037	1,763,243	1,887,548
Pool 760520, 4.13%, 09/15/2053	10,055,000	10,622,558
Pool 2010-123 C, 4.15%, 08/16/2051 (b)	250,000	267,699
Pool 749575, 4.25%, 11/15/2046	4,867,637	5,050,665
Pool 758139, 4.25%, 02/15/2053	195,765	207,565
Pool TBA, 4.46%, 03/01/2042 (a)	4,143,460	4,419,932
Pool 793897, 4.50%, 02/15/2042	297,949	313,928
Pool TBA, 4.61%, 10/01/2053 (a)	1,750,000	1,799,760
Pool 749167, 4.64%, 04/15/2052	2,442,099	2,589,553
Pool AF8136, 4.70%, 04/15/2044	1,384,666	1,485,311
Pool 2008-52 B, 4.75%, 09/16/2032	58,272	60,535
Pool 2008-14 B, 4.75%, 10/16/2038	727,104	749,704
Pool 747075, 4.75%, 10/15/2045	417,204	444,660
Pool AC6885, 4.85%, 08/15/2055	17,600,000	18,379,064
Pool 686520, 4.93%, 10/15/2051	1,201,073	1,284,086
Pool 749165, 4.98%, 06/15/2052	4,369,913	4,699,787
Pool 2008-39 C, 5.02%, 03/16/2034 (b)	780,538	804,000
Pool 2009-5 B, 5.07%, 08/16/2049 (b)	26,572	28,247
Pool 712102, 5.15%, 11/15/2032	526,019	556,722
Pool 735994, 5.15%, 08/15/2051	2,701,712	2,951,496
Pool 734980, 5.25%, 11/15/2051	1,138,210	1,241,782
Pool 640434, 5.46%, 03/15/2043	328,978	341,632
Pool 664652, 5.65%, 06/15/2042	2,278,310	2,350,491
Pool 653889, 5.88%, 01/15/2043	177,746	184,564
Pool 637911, 6.00%, 07/15/2035	404,846	410,595
Pool 667881, 6.14%, 02/15/2043	473,354	491,493
Pool 636413, 6.25%, 04/15/2036	700,031	713,001
Pool 675582, 6.47%, 10/15/2043	1,435,900	1,521,902
Pool 643896, 6.50%, 06/15/2049	1,313,518	1,376,781
Pool 649205, 6.82%, 05/15/2049	219,915	230,510
		412,839,486
GNMA Single Family - 8.25%
Pool AB9092, 3.00%, 10/15/2042	4,899,496	4,795,823
Pool AB9093, 3.00%, 10/15/2042	2,927,003	2,865,067
Pool AB9174, 3.00%, 11/15/2042	4,287,106	4,196,391
Pool AD1699, 3.00%, 02/15/2043	6,394,934	6,259,618
Pool AE6952, 3.00%, 06/15/2043	6,321,661	6,187,895

The accompanying notes are an integral part of the financial statements.

(Unaudited)	13

	Principal Amount	Value
Pool AF1054, 3.00%, 07/15/2043	$3,733,269	$3,654,273
Pool 778846, 3.50%, 02/15/2042	2,303,308	2,353,442
Pool 778944, 3.50%, 03/15/2042	1,162,481	1,187,784
Pool 779075, 3.50%, 04/15/2042	1,506,338	1,539,125
Pool 779209, 3.50%, 05/15/2042	2,012,911	2,056,725
Pool 779354, 3.50%, 06/15/2042	1,976,887	2,019,917
Pool AA8245, 3.50%, 07/15/2042	2,769,465	2,829,746
Pool AB2735, 3.50%, 08/15/2042	1,240,253	1,267,249
Pool AF5038, 3.50%, 08/15/2043	4,321,430	4,415,492
Pool 737576, 4.00%, 11/15/2040	76,770	81,454
Pool 737712, 4.00%, 12/15/2040	2,260,862	2,390,389
Pool 757173, 4.00%, 12/20/2040	594,268	629,519
Pool 737837, 4.00%, 01/15/2041	1,552,974	1,647,603
Pool 759104, 4.00%, 01/15/2041	1,102,117	1,169,173
Pool 759436, 4.00%, 01/20/2041	365,866	383,057
Pool 759466, 4.00%, 01/20/2041	1,276,634	1,352,501
Pool 759191, 4.00%, 02/15/2041	763,038	809,513
Pool 759301, 4.00%, 02/20/2041	1,072,724	1,136,454
Pool 763042, 4.00%, 04/20/2041	991,821	1,034,436
Pool 738629, 4.00%, 08/15/2041	2,547,690	2,702,867
Pool 738630, 4.00%, 08/15/2041	1,028,503	1,083,256
Pool 770515, 4.00%, 08/15/2041	2,249,694	2,386,535
Pool 738735, 4.00%, 09/15/2041	1,870,162	1,984,106
Pool 738954, 4.00%, 11/15/2041	826,985	871,523
Pool 778766, 4.00%, 01/15/2042	1,526,624	1,614,388
Pool 778847, 4.00%, 02/15/2042	1,075,568	1,133,824
Pool AF3781, 4.00%, 09/15/2043	2,495,749	2,631,250
Pool 717198, 4.50%, 06/15/2039	956,381	1,029,213
Pool 714594, 4.50%, 07/15/2039	268,325	289,591
Pool 720208, 4.50%, 07/15/2039	1,069,789	1,165,153
Pool 726402, 4.50%, 10/15/2039	150,805	163,377
Pool 728954, 4.50%, 12/15/2039	730,916	786,729
Pool 729017, 4.50%, 01/15/2040	1,159,057	1,248,780
Pool 737051, 4.50%, 03/15/2040	764,996	831,085
Pool 737222, 4.50%, 05/15/2040	743,155	799,971
Pool 698160, 4.50%, 07/15/2040	992,072	1,067,699
Pool 748456, 4.50%, 08/15/2040	978,110	1,062,394
Pool 738152, 4.50%, 04/15/2041	1,180,513	1,273,869
Pool 762882, 4.50%, 04/15/2041	785,699	853,405
Pool 738267, 4.50%, 05/15/2041	817,934	880,319
Pool 763543, 4.50%, 05/15/2041	699,069	751,899
Pool 738397, 4.50%, 06/15/2041	2,093,415	2,267,543
Pool 770396, 4.50%, 06/15/2041	779,123	837,893
Pool 783417, 4.50%, 08/20/2041	13,033,982	14,126,375
Pool 688624, 5.00%, 05/15/2038	490,507	543,969
Pool 411105, 5.00%, 01/15/2039	317,765	347,424
Pool 439079, 5.00%, 02/15/2039	317,103	349,296
Pool 646728, 5.00%, 03/15/2039	92,303	100,399
Pool 646750, 5.00%, 04/15/2039	246,749	274,788
Pool 646777, 5.00%, 05/15/2039	269,824	296,776
Pool 720288, 5.00%, 08/15/2039	817,763	894,018
Pool 722944, 5.00%, 08/15/2039	482,706	525,531
Pool 726290, 5.00%, 09/15/2039	1,049,725	1,145,271
Pool 723006, 5.00%, 10/15/2039	716,676	789,179
Pool 726403, 5.00%, 10/15/2039	668,087	729,738

The accompanying notes are an integral part of the financial statements.

14	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal Amount	Value
Pool 737055, 5.00%, 03/15/2040	$821,681	$893,534
Pool 658393, 5.00%, 06/15/2040	884,741	962,004
Pool 783418, 5.00%, 06/20/2040	10,290,314	11,220,189
Pool 684677, 5.50%, 03/15/2038	660,276	723,432
Pool 684802, 5.50%, 04/15/2038	209,488	229,380
Pool 688625, 5.50%, 05/15/2038	296,958	325,691
Pool 2688636, 5.50%, 05/20/2038	397,003	435,238
Pool 690974, 5.50%, 06/15/2038	298,038	326,892
Pool 2690973, 5.50%, 06/20/2038	248,991	273,300
Pool G2 691179, 5.50%, 06/20/2038	687,390	756,094
Pool 693574, 5.50%, 07/15/2038	244,338	267,989
Pool 2409120, 5.50%, 07/20/2038	692,878	763,877
Pool 2700671, 5.50%, 10/20/2038	462,485	508,188
Pool 411116, 5.50%, 01/15/2039	310,253	339,873
Pool 705998, 5.50%, 01/15/2039	140,224	153,805
Pool 684988, 6.00%, 03/20/2038	322,355	356,549
Pool 688626, 6.00%, 05/15/2038	504,928	560,174
Pool 2688637, 6.00%, 05/20/2038	142,019	157,072
Pool 2693900, 6.00%, 07/20/2038	294,889	325,994
Pool 696513, 6.00%, 08/15/2038	202,282	224,157
Pool 696843, 6.00%, 08/20/2038	381,604	426,852
Pool 699255, 6.00%, 09/15/2038	678,313	752,336
Pool 698997, 6.00%, 09/20/2038	884,113	977,071
Pool 705999, 6.00%, 01/15/2039	288,609	320,269
Pool 2706407, 6.00%, 01/20/2039	395,411	439,102
Pool 582048, 6.50%, 01/15/2032	35,024	39,103
Pool 696844, 6.50%, 08/20/2038	253,059	284,692
Pool 698998, 6.50%, 09/20/2038	94,251	100,596
Pool 2706408, 6.50%, 01/20/2039	407,404	458,940
Pool 530199, 7.00%, 03/20/2031	57,622	59,529
		129,764,001
HUD - 0.89%
2011-A, 2.05%, 08/01/2019	800,000	806,057
2010-A, 3.30%, 08/01/2019	5,718,000	6,143,248
Regional, 4.48%, 08/01/2016	2,500,000	2,759,137
0614, 5.51%, 08/01/2020	1,000,000	1,112,359
0620, 5.77%, 08/01/2026	3,000,000	3,237,771
		14,058,572
Small Business Administration - 3.48%
Pool 507253, 0.50%, 05/25/2030 (b)	100,342	99,275
Pool 507766, 0.58%, 07/25/2031 (b)	116,571	115,632
Pool 508901, 0.60%, 07/25/2020 (b)	482,311	480,694
Pool 508206, 0.60%, 09/25/2032 (b)	87,199	86,586
Pool 508298, 0.60%, 01/25/2033 (b)	364,825	362,267
Pool 508506, 0.63%, 06/25/2033 (b)	1,033,952	1,027,915
Pool 508716, 0.82%, 06/25/2034 (b)	1,614,735	1,620,812
Pool 508890, 0.90%, 06/25/2020 (b)	1,163,994	1,167,492
Pool Cleburne, 1.13%, 08/30/2022	520,196	543,076
Pool Napoli Granite, 1.13%, 09/27/2022	464,927	479,513
Pool 3169855009, 1.13%, 07/15/2031 (b)	103,396	105,900
Pool 3954135000, 1.25%, 03/24/2017 (b)	49,304	49,838
Pool 4334715001, 1.25%, 01/05/2020 (b)	12,078	12,344
Pool American, 1.25%, 08/30/2022	785,212	818,836
Pool Dairy Queen, 1.25%, 09/21/2022	188,877	194,812
Pool 5553305001, 1.25%, 11/20/2022	173,325	178,878

The accompanying notes are an integral part of the financial statements.

(Unaudited)	15

	Principal Amount	Value
Pool 509347, 1.25%, 11/25/2022 (b)	$1,619,456	$1,640,988
Pool Gentleden, 1.25%, 04/10/2023	252,347	260,594
Pool 509392, 1.25%, 07/25/2023 (b)	2,325,449	2,357,620
Pool 509409, 1.25%, 09/25/2023 (b)	1,794,027	1,819,074
Pool 3766345007, 1.25%, 09/17/2030 (b)	288,170	297,457
Pool 508969, 1.25%, 09/25/2035 (b)	1,496,936	1,531,455
Pool 4503205003, 1.25%, 01/18/2036 (b)	327,188	339,661
Pool 508994, 1.25%, 01/25/2036 (b)	1,938,929	1,983,951
Pool 509084, 1.25%, 07/25/2036 (b)	3,064,418	3,136,303
Pool 509133, 1.25%, 09/25/2036 (b)	3,461,195	3,542,656
Pool 509225, 1.25%, 04/25/2037 (b)	3,919,697	4,012,987
Pool 509348, 1.25%, 02/25/2038 (b)	2,598,248	2,661,030
Pool 509350, 1.25%, 03/25/2038 (b)	3,966,659	4,062,646
Pool 509391, 1.25%, 06/25/2038 (b)	3,775,534	3,867,292
Pool 509417, 1.25%, 10/25/2038 (a)	3,067,023	3,210,894
Pool 3153295002, 2.13%, 07/24/2029 (b)	565,324	578,774
Pool 3046316007, 2.13%, 12/03/2032 (b)	255,354	261,514
Pool Premie, 3.08%, 08/29/2038	767,345	860,094
Pool Animal, 3.33%, 06/04/2023	430,342	472,326
Pool 2604556010, 3.58%, 02/15/2017 (b)	107,846	113,412
Pool Dynamic, 3.58%, 08/05/2023	166,653	184,167
Pool Econolodge, 3.58%, 09/11/2037	906,075	1,030,559
Pool 521984, 3.91%, 10/25/2038 (b)	647,447	745,675
Pool 521967, 4.00%, 06/25/2038 (b)	3,762,792	4,395,944
Pool General, 4.08%, 12/17/2037	848,075	981,949
Pool 521970, 4.08%, 07/25/2038 (b)	1,141,109	1,320,811
Pool 4676035009, 4.33%, 12/15/2021 (b)	374,122	418,941
Pool Joliba, 4.33%, 07/19/2023	350,250	394,797
Pool Schatz, 4.33%, 10/04/2023	34,000	38,328
Pool Valeri, 4.88%, 11/15/2023	85,000	96,088
Pool 7530434005, 5.27%, 06/29/2024	82,073	85,462
Pool 3829225004, 6.08%, 11/05/2020	570,492	597,756
		54,645,075
Small Business Administration
Participation Certificates - 0.01%
2008-20C, 5.49%, 03/01/2028	37,101	41,067
2008-20E, 5.49%, 05/01/2028	130,348	143,480
		184,547
USDA Loan - 0.03%
Pool USDA Loan, 5.60%, 04/01/2019	464,656	514,885
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $1,262,200,835)		1,245,977,160

MUNICIPAL BONDS - 21.32%
Arkansas - 0.14%
Arkansas State Development Finance Authority
3.08%, 11/01/2023	250,000	234,500
Jonesboro Economic Development Revenue Authority
3.00%, 10/01/2017	500,000	508,640
3.38%, 10/01/2018	305,000	310,380
3.85%, 10/01/2019	225,000	229,732
Little Rock Arkansas Industrial Development Authority
2.60%, 11/01/2018	425,000	426,483

The accompanying notes are an integral part of the financial statements.

16	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal Amount	Value
3.40%, 11/01/2020	$450,000	$450,698
		2,160,433
California - 0.80%
ABAG Finance Authority for Nonprofit Corp.
0.05%, 07/01/2037 (b)	360,000	360,000
California State Community Development Authority
5.30%, 04/01/2016	695,000	698,371
California State Housing Finance Agency
0.03%, 08/01/2035 (b)	1,130,000	1,130,000
California Statewide Communities Development Authority
0.12%, 03/15/2034 (b)	1,750,000	1,750,000
Livermore Redevelopment Agency
0.04%, 07/15/2039 (b)	5,000,000	5,000,000
Los Angeles Community Development & Redevelopment Agency
5.83%, 12/01/2017	700,000	714,112
6.25%, 09/01/2017	250,000	280,235
Napa Community Redevelopment Agency
5.60%, 09/01/2018	430,000	430,318
Sacramento County Housing Authority
0.14%, 07/15/2035 (b)	305,000	305,000
7.65%, 09/01/2015	235,000	235,129
Tuolumne Wind Project Authority
6.92%, 01/01/2034	1,600,000	1,732,704
		12,635,869
Colorado - 0.02%
Colorado State Housing & Finance Authority
5.22%, 05/01/2036	389,549	391,571

Connecticut - 0.04%
Connecticut State Housing Finance Authority
5.83%, 11/15/2016	645,000	691,169

Delaware - 0.56%
Delaware State Housing Authority
2.65%, 11/01/2041	9,180,000	8,749,917
5.20%, 07/01/2025 (c)	70,000	72,657
		8,822,574
District of Columbia - 0.04%
District of Columbia
3.39%, 06/01/2014	550,000	553,492

Florida - 0.92%
Florida State Housing Finance Corp.
0.06%, 06/01/2048 (b) (c)	1,100,000	1,100,000
0.07%, 09/15/2032 (b) (c)	135,000	135,000
2.80%, 07/01/2041	3,842,374	3,628,162
2.80%, 07/01/2041	7,685,736	7,257,256
Hillsborough County Housing Finance Authority
0.07%, 11/15/2031 (b) (c)	1,530,000	1,530,000
Miami-Dade County Housing Finance Authority
4.00%, 06/01/2016	440,000	447,124
Palm Beach County Housing Finance Authority
4.50%, 12/01/2015	155,000	156,145

The accompanying notes are an integral part of the financial statements.

(Unaudited)	17

	Principal Amount	Value
Pinellas County Health Facilities Authority
0.05%, 12/01/2024 (b)	$235,000	$235,000
		14,488,687
Hawaii - 0.04%
Hawaii State Housing Finance & Development Corp.
0.05%, 12/01/2041 (b)	595,000	595,000

Idaho - 0.00%
Idaho State Housing & Finance Association
6.00%, 07/01/2035	20,000	20,460

Illinois - 0.04%
Illinois State Housing Development Authority
0.06%, 08/01/2034 (b) (c)	590,000	590,000

Indiana - 0.23%
Elkhart Indiana County
0.15%, 09/01/2043 (b)	275,000	275,000
Gary Community School Building Corp.
7.50%, 02/01/2029	250,000	268,497
Indiana State Housing & Community Development Authority
5.51%, 01/01/2039	1,715,000	1,722,872
5.69%, 07/01/2037	230,000	230,741
5.90%, 01/01/2037	790,000	797,078
Tippecanoe Valley 2011 School Building Corp.
5.35%, 01/15/2026	350,000	374,476
		3,668,664
Iowa - 0.10%
Hawkeye Community College
2.60%, 06/01/2022	245,000	235,315
Iowa State Finance Authority
2.30%, 09/01/2040	1,273,337	1,207,353
Kirkwood Community College
2.50%, 06/01/2017	120,000	125,361
		1,568,029
Kentucky - 1.11%
Kentucky State Housing Corp.
3.00%, 11/01/2041	11,405,000	11,107,444
4.25%, 07/01/2033	3,750,000	3,755,287
4.78%, 01/01/2015	640,000	664,602
5.75%, 07/01/2037	1,290,000	1,294,167
5.77%, 07/01/2037	515,000	515,190
6.06%, 07/01/2036	170,000	171,426
		17,508,116
Maine - 0.26%
Maine State Health & Higher Educational Facilities Authority
2.30%, 07/01/2015	310,000	314,864
Maine State Housing Authority
0.86%, 11/15/2015	1,000,000	998,210
1.44%, 11/15/2017	860,000	850,523
4.00%, 11/15/2024 (c)	1,915,000	1,956,862
		4,120,459

The accompanying notes are an integral part of the financial statements.

18	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal Amount	Value
Maryland - 0.53%
Maryland State Community Development Administration
2.36%, 09/01/2018	$150,000	$150,465
2.49%, 03/01/2019	450,000	448,708
4.00%, 09/01/2025	4,665,000	4,578,558
6.07%, 09/01/2037	1,640,000	1,665,469
Montgomery County
4.00%, 05/01/2014	285,000	288,697
4.00%, 05/01/2016	1,175,000	1,260,998
		8,392,895
Massachusetts - 0.85%
Massachusetts State Development Finance Agency
4.32%, 04/01/2018	740,000	808,687
Massachusetts State Housing Finance Agency
1.53%, 06/01/2018	825,000	808,294
1.66%, 12/01/2018	845,000	826,351
1.80%, 06/01/2019	870,000	842,638
1.93%, 12/01/2019	895,000	864,812
2.06%, 06/01/2020	915,000	878,894
2.06%, 12/01/2020	400,000	383,140
4.71%, 12/01/2037	1,995,000	1,844,697
5.21%, 12/01/2016	1,570,000	1,588,086
5.54%, 12/01/2025	1,720,000	1,738,129
5.84%, 12/01/2036	695,000	702,958
5.96%, 06/01/2017	855,000	878,649
6.50%, 12/01/2039	1,190,000	1,185,192
		13,350,527
Michigan - 0.22%
Michigan State Housing Development Authority
0.07%, 06/01/2038 (b) (c)	3,500,000	3,500,000

Minnesota - 0.07%
Minnesota State Housing Finance Agency
5.76%, 01/01/2037	165,000	165,530
5.85%, 07/01/2036	20,000	20,033
6.30%, 07/01/2023	820,000	840,565
		1,026,128
Mississippi - 0.20%
Mississippi State
0.78%, 11/01/2015	3,000,000	3,009,330
1.90%, 12/01/2019	145,000	141,945
		3,151,275
Missouri - 0.04%
Missouri State Housing Development Commission
2.65%, 11/01/2041	465,000	443,215
4.15%, 09/25/2025	105,854	105,932
		549,147
Nebraska - 0.01%
Nebraska State Investment Finance Authority
0.05%, 09/01/2038 (b)	115,000	115,000

Nevada - 0.24%
Nevada State Housing Division
0.06%, 04/15/2038 (b) (c)	2,700,000	2,700,000

The accompanying notes are an integral part of the financial statements.

(Unaudited)	19

	Principal Amount	Value
0.14%, 10/01/2042 (b) (c)	$1,000,000	$1,000,000
5.11%, 04/01/2017	10,000	9,879
		3,709,879
New Hampshire - 0.11%
New Hampshire State Housing Finance Authority
3.75%, 07/01/2034	1,485,000	1,478,823
5.70%, 01/01/2035	310,000	316,671
		1,795,494
New Jersey - 0.70%
New Jersey State Environmental Infrastructure Trust
3.15%, 09/01/2024	270,000	252,993
3.38%, 09/01/2025	280,000	261,934
4.00%, 09/01/2028	195,000	181,180
New Jersey State Housing & Mortgage Finance Agency
1.54%, 11/01/2014	100,000	99,963
1.90%, 11/01/2015	135,000	135,204
2.13%, 11/01/2016	145,000	144,807
2.38%, 11/01/2017	80,000	79,653
2.69%, 11/01/2018	90,000	88,692
2.99%, 11/01/2019	100,000	97,574
3.27%, 11/01/2020	100,000	96,976
3.57%, 11/01/2021	70,000	67,425
3.72%, 11/01/2022	125,000	119,248
4.57%, 11/01/2027	900,000	828,792
4.89%, 11/01/2032	1,435,000	1,304,013
5.09%, 11/01/2043	4,785,000	4,254,104
5.93%, 11/01/2028	1,625,000	1,661,384
6.13%, 11/01/2037	1,315,000	1,340,445
		11,014,387
New Mexico - 0.12%
New Mexico State Mortgage Finance Authority
2.23%, 10/01/2034	1,193,091	1,112,378
5.42%, 01/01/2016	130,000	136,521
6.15%, 01/01/2038	635,000	629,450
		1,878,349
New York - 6.60%
New York City Housing Development Corp.
0.62%, 05/01/2014	2,420,000	2,416,951
0.70%, 11/01/2014	1,000,000	999,190
0.80%, 05/01/2015	500,000	498,815
0.80%, 05/01/2015	2,700,000	2,692,575
0.83%, 05/01/2014	625,000	624,925
0.90%, 11/01/2015	1,205,000	1,200,530
0.95%, 11/01/2014	580,000	579,843
1.00%, 11/01/2015	500,000	498,400
1.03%, 05/01/2015	500,000	499,720
1.10%, 05/01/2015	715,000	715,694
1.11%, 05/01/2016	1,570,000	1,565,792
1.15%, 02/01/2016	210,000	210,470
1.16%, 11/01/2015	605,000	604,540
1.17%, 05/01/2016	900,000	896,598
1.25%, 11/01/2015	800,000	801,048
1.29%, 05/01/2016	615,000	612,245
1.31%, 11/01/2016	1,595,000	1,593,038
1.31%, 11/01/2016	1,205,000	1,199,529

The accompanying notes are an integral part of the financial statements.

20	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal Amount	Value
1.34%, 08/01/2016	$500,000	$501,955
1.40%, 05/01/2016	655,000	654,070
1.44%, 11/01/2016	500,000	497,310
1.44%, 05/01/2017	1,215,000	1,210,177
1.54%, 02/01/2017	515,000	514,928
1.57%, 11/01/2016	700,000	698,712
1.59%, 05/01/2017	785,000	778,280
1.59%, 11/01/2017	1,225,000	1,218,998
1.71%, 08/01/2015	1,630,000	1,644,621
1.73%, 05/01/2017	780,000	777,426
1.73%, 08/01/2017	730,000	728,160
1.74%, 05/01/2018	1,240,000	1,228,319
1.75%, 11/01/2017	550,000	544,649
1.87%, 11/01/2018	1,255,000	1,241,496
1.90%, 05/01/2018	815,000	799,914
1.91%, 02/01/2016	1,655,000	1,672,096
1.91%, 11/01/2017	750,000	747,053
2.01%, 05/01/2019	1,270,000	1,246,911
2.04%, 11/01/2018	805,000	788,642
2.08%, 05/01/2018	760,000	751,944
2.11%, 08/01/2016	1,665,000	1,686,046
2.14%, 08/01/2018	1,145,000	1,143,523
2.21%, 05/01/2019	750,000	728,648
2.26%, 11/01/2018	630,000	622,566
2.30%, 05/01/2016	2,130,000	2,179,310
2.31%, 02/01/2017	1,685,000	1,709,584
2.36%, 11/01/2019	800,000	775,464
2.43%, 05/01/2019	720,000	707,407
2.50%, 11/01/2016	2,160,000	2,219,983
2.51%, 08/01/2017	1,710,000	1,738,660
2.51%, 11/01/2020	1,500,000	1,444,725
2.59%, 11/01/2019	820,000	804,363
2.71%, 02/01/2018	1,730,000	1,754,012
2.74%, 05/01/2020	740,000	723,032
2.77%, 11/01/2021	2,265,000	2,165,702
2.79%, 05/01/2017	2,195,000	2,267,238
2.91%, 08/01/2018	1,750,000	1,777,108
3.11%, 02/01/2019	1,775,000	1,795,856
3.26%, 08/01/2019	1,805,000	1,828,158
3.43%, 02/01/2020	1,830,000	1,848,209
3.58%, 08/01/2020	640,000	646,835
3.67%, 11/01/2015	805,000	828,232
4.97%, 05/01/2019	1,995,000	2,134,490
5.63%, 11/01/2024	3,250,000	3,543,215
New York State Dormitory Authority
1.50%, 07/01/2014	275,000	276,323
New York State Energy Research & Development Authority
2.99%, 07/01/2021	935,000	936,318
New York State Housing Finance Agency
0.05%, 11/01/2030 (b) (c)	5,765,000	5,765,000
0.45%, 05/01/2014	1,195,000	1,193,924
0.65%, 05/01/2015	2,300,000	2,296,458
0.95%, 05/01/2016	1,265,000	1,258,700
1.40%, 05/01/2017	1,000,000	991,410

The accompanying notes are an integral part of the financial statements.

(Unaudited)	21

	Principal Amount	Value
1.50%, 11/01/2017	$1,000,000	$990,220
4.90%, 08/15/2025 (c)	250,000	256,038
5.05%, 08/15/2039 (c)	1,385,000	1,375,042
New York State Mortgage Agency
1.23%, 10/01/2015	700,000	700,000
1.66%, 04/01/2017	950,000	942,372
1.82%, 10/01/2017	960,000	951,206
1.97%, 04/01/2018	970,000	952,763
2.12%, 10/01/2018	980,000	960,861
2.28%, 04/01/2019	995,000	967,110
2.43%, 10/01/2019	1,005,000	974,619
2.58%, 04/01/2020	1,975,000	1,906,665
2.58%, 10/01/2020	1,905,000	1,834,553
2.88%, 04/01/2021	1,040,000	996,278
3.40%, 10/01/2022	3,315,000	3,232,390
Schenectady Metroplex Development Authority
5.30%, 08/01/2028	500,000	503,470
		103,789,650
North Carolina - 0.53%
North Carolina State Housing Finance Agency
2.81%, 07/01/2035	7,500,000	7,451,625
3.06%, 01/01/2020	315,000	312,660
3.41%, 07/01/2022	325,000	318,805
4.01%, 01/01/2026	275,000	266,588
		8,349,678
Ohio - 0.05%
Ohio State
7.75%, 12/01/2015	190,000	194,997
Ohio State Housing Finance Agency
5.47%, 09/01/2025	555,000	559,540
		754,537
Oklahoma - 0.00%
Oklahoma State Housing Finance Agency
5.58%, 09/01/2026	15,000	15,038
5.65%, 09/01/2026	20,000	19,800
		34,838
Oregon - 0.04%
Portland
4.62%, 06/15/2018	325,000	340,132
6.03%, 06/15/2018	250,000	272,242
		612,374
Pennsylvania - 0.63%
Commonwealth Financing Authority
1.49%, 06/01/2017	165,000	161,748
4.86%, 06/01/2018	50,000	54,822
4.97%, 06/01/2016	190,000	192,620
5.02%, 06/01/2016	5,310,000	5,736,924
5.17%, 06/01/2017	600,000	662,130
6.39%, 06/01/2024	225,000	259,632
Pennsylvania State Housing Finance Agency
1.25%, 07/01/2015	2,510,000	2,507,264
5.84%, 04/01/2037	285,000	288,041
		9,863,181

The accompanying notes are an integral part of the financial statements.

22	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal Amount	Value
Rhode Island - 0.04%
Rhode Island State Housing & Mortgage Finance Corp.
5.29%, 10/01/2018	$575,000	$585,482

South Carolina - 0.31%
North Charleston
0.06%, 12/01/2018 (b)	1,630,000	1,630,000
South Carolina State Housing Finance & Development Authority
4.00%, 07/01/2034	2,635,000	2,667,806
5.15%, 07/01/2037 (c)	620,000	631,606
		4,929,412
Texas - 1.40%
Texas State Affordable Housing Corp.
2.70%, 09/01/2041	9,935,000	9,920,992
Texas State Department of Housing & Community Affairs
0.07%, 07/15/2040 (b) (c)	3,900,000	3,900,000
0.15%, 09/01/2036 (b)	855,000	855,000
2.88%, 07/01/2041	7,625,000	7,314,281
		21,990,273
Utah - 1.24%
Utah State Housing Corp.
0.13%, 07/01/2028 (b)	205,000	205,000
0.13%, 07/01/2028 (b)	545,000	545,000
2.05%, 01/01/2043	3,750,000	3,580,800
2.15%, 01/01/2043	6,000,000	5,794,920
2.20%, 07/01/2041	7,000,000	6,534,430
5.26%, 07/20/2018	120,000	120,383
6.32%, 01/01/2028	1,740,000	1,785,135
West Jordan Redevelopment Agency
5.38%, 06/01/2018	530,000	580,361
West Valley City Redevelopment Agency
4.10%, 05/01/2023	100,000	106,687
4.40%, 05/01/2026	200,000	212,644
		19,465,360
Virginia - 1.89%
Arlington County Industrial Development Authority
0.21%, 02/01/2016 (b)	945,000	945,000
1.99%, 12/15/2020	1,290,000	1,225,461
Salem Industrial Development Authority
0.05%, 08/15/2043 (b)	600,000	600,000
Virginia State Housing Development Authority
0.84%, 10/01/2015	1,000,000	997,170
1.65%, 10/01/2018	500,000	487,130
2.77%, 03/01/2018	2,000,000	2,049,080
3.25%, 08/25/2042	488,503	478,250
4.25%, 10/25/2043	1,497,727	1,500,528
4.68%, 08/01/2014	5,000,000	5,060,900
4.84%, 12/01/2013	295,000	295,000
5.28%, 03/01/2028	320,000	333,536
5.50%, 12/01/2020	500,000	500,000
5.50%, 06/25/2034 (a)	2,904,990	2,917,247
5.50%, 03/25/2036 (a)	2,579,198	2,667,455

The accompanying notes are an integral part of the financial statements.

(Unaudited)	23

	Principal Amount	Value
5.70%, 11/01/2022	$1,250,000	$1,350,900
5.97%, 11/01/2024	1,405,000	1,520,350
6.25%, 11/01/2029	4,365,000	4,734,279
6.32%, 08/01/2019	1,755,000	1,996,295
		29,658,581
Washington - 0.28%
King County Housing Authority
6.38%, 12/31/2046	4,275,000	4,369,520

West Virginia - 0.92%
West Virginia State Housing Development Fund
0.68%, 11/01/2015	250,000	249,385
0.94%, 05/01/2016	250,000	248,225
1.04%, 11/01/2016	250,000	247,868
1.23%, 05/01/2017	250,000	246,533
1.27%, 05/01/2014	290,000	290,455
1.68%, 05/01/2019	250,000	239,560
1.95%, 05/01/2020	250,000	236,795
2.05%, 11/01/2020	325,000	306,706
2.30%, 11/01/2021	500,000	467,270
2.71%, 11/01/2017	1,520,000	1,560,310
2.81%, 05/01/2018	1,900,000	1,946,436
2.91%, 11/01/2018	1,500,000	1,540,650
3.12%, 05/01/2019	2,015,000	2,063,662
3.22%, 11/01/2019	2,415,000	2,478,297
3.32%, 05/01/2020	1,510,000	1,544,594
3.42%, 11/01/2020	740,000	758,137
		14,424,883
Wisconsin - 0.00%
Wisconsin State Housing & Economic Development Authority
5.53%, 03/01/2038	70,000	70,033

TOTAL MUNICIPAL BONDS
(Cost $338,029,626)		335,195,406

MISCELLANEOUS INVESTMENTS - 0.17%
Community Reinvestment Revenue Note, 4.68%, 08/01/2035 (a) (d)	191,406	186,868
CRF Affordable Housing, 5.50%, 04/25/2035 (b) (d)	2,371,992	2,450,699
TOTAL MISCELLANEOUS INVESTMENTS
(Cost $2,598,860)		2,637,567

CERTIFICATES OF DEPOSIT - 0.10%
Self Help Federal Credit Union
0.25%, 05/23/2014	250,000	250,000
0.55%, 08/23/2014	250,000	250,000
Urban
0.17%, 12/05/2013	750,000	750,000
0.25%, 05/29/2014	250,000	250,000
TOTAL CERTIFICATES OF DEPOSIT
(Cost $1,500,000)		1,500,000

The accompanying notes are an integral part of the financial statements.

24	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Shares	Value
SHORT-TERM INVESTMENT - 2.69%
Money Market Fund - 2.69%
Dreyfus Treasury Prime Cash Management, 0.00% (e)	42,229,350	$42,229,350
TOTAL SHORT-TERM INVESTMENT
(Cost $42,229,350)		42,229,350

Total Investments (Cost $1,652,679,371) - 103.93%		$1,634,102,787
Liabilities in Excess of Other Assets, Net - (3.93)%		(61,734,770)
NET ASSETS - 100.00%		$1,572,368,017

Footnotes

The following information for the Fund is presented on an income tax basis as of November 30, 2013:

Cost of Investments	$1,652,679,371
Gross Unrealized Appreciation	18,866,465
Gross Unrealized Depreciation	(37,443,049)
Net Unrealized Appreciation	$(18,576,584)

(a)
Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor, in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at November 30, 2013 is $47,897,506, which represents 3.05% of total net assets.

(b)	Variable rate security; the coupon rate shown is the effective rate as of November 30, 2013.
(c)	Security is subject to Alternative Minimum Tax.
(d)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At November 30, 2013, these securities amounted to $2,637,567, which represents 0.17% of total net assets.

(e)	The rate shown is the 7-day effective yield as of November 30, 2013.

ABAG — Association of Bay Area Governments
FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
HUD — Housing and Urban Development
TBA — To Be Announced
USDA — United States Department of Agriculture

The accompanying notes are an integral part of the financial statements.

(Unaudited)	25

Statement of Assets and Liabilities as of November 30, 2013

Assets:
Investments, at fair value (identified cost — $1,652,679,371)	$1,634,102,787
Receivables:
Interest	5,901,301
Capital shares sold	7,333
Prepaid expenses	217,808
Total Assets	$1,640,229,229
Liabilities:
Payables:
Investment securities purchased	$64,021,855
Distributions to Shareholders	1,696,499
Advisory fees due to Advisor	387,978
Distribution 12b-1 fees	291,201
Shareholder servicing fees	229,881
Capital shares redeemed	115,331
Administration fees	76,168
Chief Compliance Officer fees	14,676
Trustees' fees	8,759
Due to Custodian	864,842
Other accrued expenses	154,022
Total Liabilities	$67,861,212
Net Assets:	$1,572,368,017
Net Assets consist of:
Paid-in capital	$1,593,688,608
Distributions in excess of net investment income	(1,811,301)
Accumulated net realized loss on investments	(932,706)
Net unrealized depreciation on investments	(18,576,584)
Net Assets	$1,572,368,017
Net Assets — CRA Shares (Unlimited shares of beneficial interest with no par value authorized; 129,464,770 shares outstanding)	$1,378,415,700
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 14,670,648 shares outstanding)	$156,067,895
Net Assets — Retail Shares (Unlimited shares of beneficial interest with no par value authorized; 3,563,934 shares outstanding)	$37,884,422
Net Asset Value, offering and redemption price per share — CRA Shares	$10.65
Net Asset Value, offering and redemption price per share — Institutional Shares	$10.64
Net Asset Value, offering and redemption price per share — Retail Shares	$10.63

The accompanying notes are an integral part of the financial statements.

26	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Statement of Operations for the six-month period ended November 30, 2013

Investment Income:
Interest	$21,604,309
Dividends	3,780
Total investment income	21,608,089
Expenses:
Investment advisory fees	2,313,504
Distribution fees — CRA Shares	1,668,290
Distribution fees — Retail Shares	48,196
Special administrative services fees — CRA Shares	1,334,646
Shareholder servicing fees — Retail Shares	19,278
Accounting and administration fees	455,767
Professional fees	249,442
Trustees' fees	147,816
Insurance expense	100,064
Transfer agent fees	99,417
Custodian fees	91,649
Chief Compliance Officer fees	77,660
Registration and filing expenses	62,465
Printing fees	26,003
Other	82,211
Net expenses	6,776,408
Net investment income	14,831,681
Realized and unrealized loss on investments:
Net realized loss on investments	(3,969,993)
Net change in unrealized appreciation (depreciation) on investments	(32,182,044)
Net realized and unrealized loss on investments	(36,152,037)
Net decrease in net assets resulting from operations:	$(21,320,356)

The accompanying notes are an integral part of the financial statements.

(Unaudited)	27

Statements of Changes in Net Assets

	For the Six-Month Period Ended November 30, 2013 (Unaudited)	For the Fiscal Year Ended May 31, 2013
Operations:
Net investment income	$14,831,681	$30,043,810
Net realized gain (loss) on investments	(3,969,993)	12,211,129
Net change in unrealized appreciation (depreciation) on investments	(32,182,044)	(42,932,999)
Net decrease in net assets resulting from operations	(21,320,356)	(678,060)
Distributions to shareholders from:
Net investment income
CRA Shares	(14,089,691)	(27,849,593)
Institutional Shares	(2,128,581)	(4,954,953)
Retail Shares	(422,155)	(908,611)
Net capital gains
CRA Shares	—	(7,506,783)
Institutional Shares	—	(1,144,072)
Retail Shares	—	(230,515)
Total distributions	(16,640,427)	(42,594,527)
Capital share transactions:
CRA Shares
Shares issued	123,273,644	195,852,565
Shares reinvested	4,712,960	12,838,455
Shares redeemed	(9,798,278)	(27,944,701)
	118,188,326	180,746,319
Institutional Shares
Shares issued(a)	17,538,934	95,852,094
Shares reinvested	1,681,195	4,370,432
Shares redeemed	(44,907,499)	(67,723,751)
	(25,687,370)	32,498,775
Retail Shares
Shares issued	5,365,624	19,728,493
Shares reinvested	323,255	1,014,657
Shares redeemed	(7,464,510)	(13,078,231)
	(1,775,631)	7,664,919
Increase in net assets from capital share transactions	90,725,325	220,910,013
Increase in net assets	52,764,542	177,637,426
Net Assets:
Beginning of period	1,519,603,475	1,341,966,049
End of period	$1,572,368,017	$1,519,603,475
Distributions in excess of net investment income	$(1,811,301)	$(2,555)

The accompanying notes are an integral part of the financial statements.

28	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Statements of Changes in Net Assets (Continued)

	For the Six-Month Period Ended November 30, 2013 (Unaudited)	For the Fiscal Year Ended May 31, 2013

Share Transactions:
CRA Shares
Shares issued	11,495,960	17,471,334
Shares reinvested	441,785	1,149,212
Shares redeemed	(919,283)	(2,503,886)
Increase in shares	11,018,462	16,116,660
CRA Shares outstanding at beginning of year	118,446,308	102,329,648
CRA Shares at end of year	129,464,770	118,446,308
Institutional Shares
Shares issued(a)	1,640,215	8,566,770
Shares reinvested	157,720	391,572
Shares redeemed	(4,206,563)	(6,068,068)
Increase/(decrease) in shares	(2,408,628)	2,890,274
Institutional Shares outstanding at beginning of year	17,079,276	14,189,002
Institutional Shares at end of year	14,670,648	17,079,276
Retail Shares
Shares issued	502,950	1,768,108
Shares reinvested	30,361	90,988
Shares redeemed	(698,323)	(1,175,073)
Increase/(decrease) in shares	(165,012)	684,023
Retail Shares outstanding at beginning of year	3,728,946	3,044,923
Retail Shares at end of year	3,563,934	3,728,946

(a)	Includes subscriptions as a result of an in-kind transfer of securities (See Note 7).

The accompanying notes are an integral part of the financial statements.

(Unaudited)	29

Financial Highlights—Per share data (for a share outstanding throughout each period)

CRA Shares
	For the Six-Month Period Ended November 30, 2013 (Unaudited)		For the Fiscal Year Ended May 31, 2013	For the Fiscal Year Ended May 31, 2012	For the Fiscal Year Ended May 31, 2011	For the Fiscal Year Ended May 31, 2010	For the Fiscal Year Ended May 31, 2009
Net Asset Value, Beginning of Period	$10.91		$11.23	$10.91	$10.86	$10.63	$10.41
Investment Operations:
Net investment income(a)	0.10		0.22	0.29	0.34	0.40	0.43
Net realized and unrealized gain (loss) on investments(a)	(0.25)		(0.22)	0.41	0.06	0.23	0.22
Total from investment operations	(0.15)		—	0.70	0.40	0.63	0.65
Distributions from:
Net investment income	(0.11)		(0.25)	(0.31)	(0.35)	(0.40)	(0.43)
Net capital gains	—		(0.07)	(0.07)	—	—	—
Total distributions	(0.11)		(0.32)	(0.38)	(0.35)	(0.40)	(0.43)
Net Asset Value, End of Period	$10.65		$10.91	$11.23	$10.91	$10.86	$10.63
Total return(b)	(1.35)%		(0.09)%	6.51%	3.79%	6.01%	6.43%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$1,378,416		$1,292,722	$1,148,680	$960,112	$816,486	$788,455
Ratio of expenses to average net assets
Before fee waiver	0.93	%(c)	0.93%	0.94%	0.95%	0.95%	0.95%
After fee waiver	0.93	%(c)	0.93%	0.94%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	1.87	%(c)	1.97%	2.63%	3.16%	3.70%	4.12%
Portfolio turnover rate	13	%(d)	28%	32%	40%	31%	26%

(a)	Based on the average daily number of shares outstanding during the period.
(b)	Returns are for the period indicated and have not been annualized.
(c)	Annualized.
(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

30	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Financial Highlights—Per share data (for a share outstanding throughout each period) (Continued)

Institutional Shares
	For the Six-Month Period Ended November 30, 2013 (Unaudited)		For the Fiscal Year Ended May 31, 2013	For the Fiscal Year Ended May 31, 2012	For the Fiscal Year Ended May 31, 2011	For the Fiscal Year Ended May 31, 2010	For the Fiscal Year Ended May 31, 2009
Net Asset Value, Beginning of Period	$10.91		$11.22	$10.90	$10.85	$10.62	$10.40
Investment Operations:
Net investment income(a)	0.12		0.27	0.34	0.39	0.45	0.48
Net realized and unrealized gain (loss) on investments(a)	(0.25)		(0.21)	0.41	0.06	0.23	0.22
Total from investment operations	(0.13)		0.06	0.75	0.45	0.68	0.70
Distributions from:
Net investment income	(0.14)		(0.30)	(0.36)	(0.40)	(0.45)	(0.48)
Net capital gains	—		(0.07)	(0.07)	—	—	—
Total distributions	(0.14)		(0.37)	(0.43)	(0.40)	(0.45)	(0.48)
Net Asset Value, End of Period	$10.64		$10.91	$11.22	$10.90	$10.85	$10.62
Total return(b)	(1.22)%		0.45%	6.99%	4.25%	6.49%	6.92%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$156,068		$186,257	$159,159	$97,757	$49,854	$31,266
Ratio of expenses to average net assets
Before fee waiver	0.48	%(c)	0.48%	0.49%	0.51%	0.50%	0.50%
After fee waiver	0.48	%(c)	0.48%	0.49%	0.51%	0.50%	0.49%
Ratio of net investment income to average net assets	2.32	%(c)	2.42%	3.07%	3.60%	4.14%	4.56%
Portfolio turnover rate	13	%(d)	28%	32%	40%	31%	26%

(a)	Based on the average daily number of shares outstanding during the period.
(b)	Returns are for the period indicated and have not been annualized.
(c)	Annualized.
(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

(Unaudited)	31

Financial Highlights—Per share data (for a share outstanding throughout each period) (Continued)

Retail Shares
	For the Six-Month Period Ended November 30, 2013 (Unaudited)		For the Fiscal Year Ended May 31, 2013	For the Fiscal Year Ended May 31, 2012	For the Fiscal Year Ended May 31, 2011	For the Fiscal Year Ended May 31, 2010	For the Fiscal Year Ended May 31, 2009
Net Asset Value, Beginning of Period	$10.89		$11.21	$10.89	$10.84	$10.62	$10.40
Investment Operations:
Net investment income(a)	0.11		0.23	0.30	0.35	0.41	0.44
Net realized and unrealized gain (loss) on investments(a)	(0.25)		(0.22)	0.41	0.07	0.22	0.23
Total from investment operations	(0.14)		0.01	0.71	0.42	0.63	0.67
Distributions from:
Net investment income	(0.12)		(0.26)	(0.32)	(0.37)	(0.41)	(0.45)
Net capital gains	—		(0.07)	(0.07)	—	—	—
Total distributions	(0.12)		(0.33)	(0.39)	(0.37)	(0.41)	(0.45)
Net Asset Value, End of Period	$10.63		$10.89	$11.21	$10.89	$10.84	$10.62
Total return(b)	(1.30)%		0.01%	6.62%	3.90%	6.04%	6.56%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$37,884		$40,624	$34,128	$28,729	$21,376	$9,545
Ratio of expenses to average net assets
Before fee waiver	0.83	%(c)	0.83%	0.84%	0.85%	0.85%	0.85%
After fee waiver	0.83	%(c)	0.83%	0.84%	0.85%	0.85%	0.84%
Ratio of net investment income to average net assets	1.97	%(c)	2.07%	2.73%	3.26%	3.79%	4.20%
Portfolio turnover rate	13	%(d)	28%	32%	40%	31%	26%

(a)	Based on the average daily number of shares outstanding during the period.
(b)	Returns are for the period indicated and have not been annualized.
(c)	Annualized.
(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

32	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Notes to Financial Statements November 30, 2013

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (formerly known as The Community Reinvestment Act Qualified Investment Fund) (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and consists of two separate series. The financial statements herein are those of The Community Reinvestment Act Qualified Investment Fund (the “Fund”). The Fund is a non-diversified fund. The Fund offers three classes of shares of beneficial interest—CRA Shares, Institutional Shares and Retail Shares, which are substantially the same except that each class of shares has different expenses. The Fund commenced investment operations on August 30, 1999. Institutional Shares and Retail Shares commenced operations on March 2, 2007. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment adviser. The financial statements of the remaining series of the Trust are not presented herein, but are presented separately. The assets of each series within the Trust are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies.

Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources for reasonableness. The Board of Trustees has approved the Fund’s valuation policies and procedures. Short-term obligations having a remaining maturity of 60 days or less are valued at amortized cost or original cost plus accrued interest, which the Board of Trustees believes represents fair value. At November 30, 2013, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $47,897,506.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

(Unaudited)	33

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Level 1 inputs are quoted prices in an active market. A Level 1 input will be used unless the Advisor holds a large number of similar assets that are required to be measured at fair value and a quoted price in an active market might be available, but not readily accessible for each of the assets individually; and there has been a significant event after the close of the market.

Level 2 inputs are observable inputs, other than quoted prices. Examples of Level 2 inputs are as follows:

•	Dealer prices for similar assets in active markets

•	Quoted prices for identical or similar assets in non-active markets

•	Inputs other than quoted prices that are observable

•	Inputs that are derived principally from or corroborated by observable market data by correlations or other means

•	Matrix pricing

•	Pricing evaluations provided by independent pricing services

Level 3 inputs are unobservable inputs based primarily upon the Advisor’s assumptions about the assumptions that market participants would use pricing the asset. Unobservable inputs are developed based on the best information available in the circumstances, which may include the Advisor’s own data.

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at November 30, 2013.

Investments in Securities	Level 1	Level 2	Level 3		Total
Corporate Bonds	$—	$6,563,304	$—		$6,563,304
U.S. Government & Agency Obligations	—	1,207,062,118	38,915,042		1,245,977,160
Municipal Bonds	—	329,610,704	5,584,702		335,195,406
Miscellaneous Investments	—	2,450,699	186,868		2,637,567
Certificates of Deposit	—	1,500,000	—		1,500,000
Short-Term Investment	42,229,350	—	—		42,229,350
Total Investments in Securities	$42,229,350	$1,547,186,825	$44,686,612	*	$1,634,102,787

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

34	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2013	$41,145,074
Accrued discounts/premiums	253
Realized gain/(loss)	12,850
Change in appreciation/(depreciation)	3,910
Purchases	555,116
Sales	(697,092)
Amortization sold	(3,298)
Transfer into Level 3	—
Transfer out of Level 3	(2,101,771)
Ending balance as of November 30, 2013	$38,915,042
Change in unrealized gains included in earnings related to securities still held at reporting date	$(387,990)

Municipal Bonds
Beginning Balance as of June 1, 2013	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in appreciation/(depreciation)	—
Purchases	—
Sales	—
Amortization sold	—
Transfer into Level 3	5,584,702
Transfer out of Level 3	—
Ending balance as of November 30, 2013	$5,584,702
Change in unrealized gains included in earnings related to securities still held at reporting date	$—

(Unaudited)	35

Investments in Miscellaneous Investments
Beginning Balance as of June 1, 2013	$244,007
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in appreciation/(depreciation)	839
Purchases	—
Sales	(57,978)
Transfer into Level 3	—
Transfer out of Level 3	—
Ending balance as of November 30, 2013	$186,868
Change in unrealized gains included in earnings related to securities still held at reporting date	$839

For the six-month period ended November 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended November 30, 2013, the transfers into Level 3 were due to changes in the availability of observable inputs used to determine fair value.

For the six-month period ended November 30, 2013, there have been no significant changes to the Fund’s fair value methodologies.

36	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of November 30, 2013. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at November 30, 2013	Valuation Techniques	Unobservable Inputs	Ranges (Average)
Asset Backed Securities	$186,868	Matrix Pricing	Remaining average life	0.90 years
			Blended matrix spread to comp treasuries	+804/2 year treasury
			Coupon	4.68%
Ginnie Mae – REMICs	$1,799,760	Matrix Pricing	Weighted Average Life	40 year amortization, 1 year hard lock and 9% declining prepayment penalty (1- 14 and 1-18 month construction period)
			Coupon	4.61-4.85% (4.73%)
			Spread to benchmark	N+155 (N+155)
			Offered Quotes variance to Mark	1.32-1.63% (1.47%)
Ginnie Mae Multifamily - Project Loans	$22,777,877	Matrix Pricing	Structure	35 year amortization, 1 year lock out & 9% declining prepayment penalty
			Coupon	2.50%-3.75% (3.18%)
			Spread to benchmark	N+50-70 (57.5)
			Offered Quotes variance to Mark	-1.21%-0.35% (-0.16%)
FHA Loans	$14,337,405	Matrix Pricing	Structure	Lockout range 0-11 years (5.3 yr average lock out), remaining maturity term range 8-37 years (24.8 year average maturity range)
			Coupon	6.00%-7.43% (6.61%)
			Spread to benchmark	N+300-793 (N+461)
			Offered Quotes variance to Mark	-0.79-1.79% (0.19%)
Taxable Municipals	$5,584,702	Matrix Pricing	Remaining Average Life	4.083-6.333 (5.21)
			Coupon	5.5% (5.50%)
			Spread to benchmark	6-9/32nds/TBA (7.25/32nds/ TBA)
			Offered Quotes variance to Mark	Utilizing dealer indications

(Unaudited)	37

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne solely by the class incurring the expense.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are determined separately for each class of shares of the Fund and are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

38	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations, that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the six-month period ended November 30, 2013 were as follows:

	Shares	Amount
CRA Shares
Shares issued	11,495,960	$123,273,644
Shares reinvested	441,785	4,712,960
Shares redeemed	(919,283)	(9,798,278)
Net Increase	11,018,462	$118,188,326
Institutional Shares
Shares issued	1,640,215	$17,538,934
Shares reinvested	157,720	1,681,195
Shares redeemed	(4,206,563)	(44,907,499)
Net Decrease	(2,408,628)	$(25,687,370)
Retail Shares
Shares issued	502,950	$5,365,624
Shares reinvested	30,361	323,255
Shares redeemed	(698,323)	(7,464,510)
Net Decrease	(165,012)	$(1,775,631)

(Unaudited)	39

Transactions in shares of the Fund for the fiscal year ended May 31, 2013 were as follows:

	Shares	Amount
CRA Shares
Shares issued	17,471,334	$195,852,565
Shares reinvested	1,149,212	12,838,455
Shares redeemed	(2,503,886)	(27,944,701)
Net Increase	16,116,660	$180,746,319
Institutional Shares
Shares issued (a)	8,566,770	$95,852,094
Shares reinvested	391,572	4,370,432
Shares redeemed	(6,068,068)	(67,723,751)
Net Increase	2,890,274	$32,498,775
Retail Shares
Shares issued	1,768,108	$19,728,493
Shares reinvested	90,988	1,014,657
Shares redeemed	(1,175,073)	(13,078,231)
Net Increase	684,023	$7,664,919

(a)	Includes subscriptions as a result of an in-kind transfer of securities (See Note 7).

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the six-month period ended November 30, 2013, were as follows:

Purchases:
U.S. Government	$261,846,089
Other	39,540,335
Sales and Maturities:
U.S. Government	$175,095,583
Other	23,983,923

At November 30, 2013, the cost of securities for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$1,652,679,371
Gross unrealized appreciation	18,866,465
Gross unrealized depreciation	(37,443,049)
Net appreciation on investments	$(18,576,584)

40	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Note 4 – ADVISORY, SPECIAL ADMINISTRATIVE SERVICES, DISTRIBUTION AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.30% of the Fund’s average daily net assets. For the six-month period ended November 30, 2013, the Advisor was entitled to receive advisory fees of $2,313,504.

The Advisor also provides certain Community Reinvestment Act-related administrative services to financial institution holders of CRA Shares of the Fund pursuant to a Special Administrative Services Agreement with the Trust. Pursuant to such Agreement, the Advisor is entitled to receive a fee of 0.20% of the average daily net asset value of the CRA Shares held by such financial institutions. For the six-month period ended November 30, 2013, the Advisor was entitled to receive fees of $1,334,646 pursuant to the Special Administrative Services Agreement.

The Trust has adopted separate Distribution Plans pursuant to Rule 12b-1 under the Act with respect to the Fund’s CRA Shares and Retail Shares, which permit the Fund to pay certain expenses associated with the distribution of its CRA Shares and Retail Shares. The Distribution Plan for CRA Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to CRA Shares for distribution and other services and the assumption of related expenses. The Distribution Plan for Retail Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares for distribution services and the assumption of related expenses. For the six-month period ended November 30, 2013, the Fund incurred distribution expenses of $1,668,290 and $48,196 with respect to CRA Shares and Retail Shares, respectively.

The Trust has adopted a Services Plan with respect to the Fund’s Retail Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Retail Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Retail Shares beneficially owned by such customers. The Trust will limit fees to an aggregate fee of not more than 0.10% under the Services Plan for personal liaison and administrative support services through May 31, 2014. For the six-month period ended November 30, 2013, the Fund incurred expenses under the Services Plan of $19,278.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2014 to the extent total annualized expenses (excluding acquired Fund fees and expenses) exceed 1.00%, 0.55%, and 0.90%, of the average daily net assets of each of CRA Shares, Institutional Shares and Retail Shares, respectively. The Advisor did not waive fees or reimburse expenses during the six-month period ended November 30, 2013.

(Unaudited)	41

The President, Treasurer and Chief Compliance Officer of the Fund are affiliated with the Advisor.

Note 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences as of May 31, 2013, which are primarily attributable to the different treatment for gains and losses on paydowns of mortgage-backed and asset-backed securities, were reclassified to/from the following accounts:

Increase Undistributed Net Investment Income	Decrease Accumulated Net Realized Gain
$3,666,785	$(3,666,785)

This reclassification had no effect on net asset value per share.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2013	Fiscal Year Ended May 31, 2012
Distributions declared from:
Ordinary income	$34,507,580	$33,933,801
Long-term capital gain	8,086,947	6,720,668
Total Distributions	$42,594,527	$40,654,469

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

42	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

As of May 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,778,172
Undistributed long-term capital gain	3,406,827
Post-October losses	(342,741)
Other temporary differences	(2,780,724)
Unrealized appreciation, net	13,578,658
Distributable earnings, net	$16,640,192

Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of May 31, 2013, the Fund did not have any capital loss carryforwards outstanding.

Note 6 – CONCENTRATION/RISK

The Fund had significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage-backed securities, FHA Project Loans and certain state municipal bonds. Investments in these issues could represent a concentration of credit risk.

Note 7 – IN-KIND TRANSFER OF SECURITIES

During the fiscal year ended May 31, 2013, the Trust issued Institutional Shares of the Fund in exchange for securities that were permissible investments for the Fund. The securities were transferred at their current value on the date of the transaction.

Transaction Date	Institutional Shares Issued	Value
November 27, 2012	96,097	$1,084,938

Note 8 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

(Unaudited)	43

Proxy Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

N-Q Filings

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for its first and third fiscal quarters on Form N-Q which would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the appropriate quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 800-732-0330 for information on the operation of the Public Reference Room).

THIS PAGE INTENTIONALLY LEFT BLANK.

Administrator and Transfer Agent:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:
Grant Thornton LLP
60 Broad Street
New York, NY 10004

Custodian:
U.S. Bank, National Association
50 South 16th Street
Suite 2000
20th Floor
EX-PA-WBSP
Philadelphia, PA 19102

Board of Trustees:
John E. Taylor, Chairman of the
Board of Trustees
Burton Emmer, Trustee
Heinz Riehl, Trustee
Irvin M. Henderson, Trustee
Robert O. Lehrman, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331
954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.crafund.com

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included in Semi-Annual Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of the report includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Items 12.	Exhibits.

(a)(1)	Not applicable for semi-annual report.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Community Capital Trust

By (Signature and Title)	/s/ David K. Downes
David K. Downes,
President/Principal Executive Officer
Date: February 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: February 10, 2014

By (Signature and Title)	/s/ James Malone
James Malone
Treasurer/Principal Financial Officer
Date: February 10, 2014